Artisan Developing World Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.5%

Argentina - 5.2%
MercadoLibre, Inc. *	272	$268,349

Brazil - 3.6%
Arco Platform Ltd., Class A *	1,292	56,192
Raia Drogasil SA	1,279	26,264
StoneCo Ltd., Class A *	2,734	105,961

		188,417

China - 36.2%
Aier Eye Hospital Group Co. Ltd., Class A (1)	15,636	96,431
Alibaba Group Holding Ltd., ADR *	1,658	357,545
Foshan Haitian Flavouring & Food Co. Ltd., Class A (1)	2,534	44,423
Huazhu Group Ltd., ADR	1,156	40,524
Hundsun Technologies, Inc., Class A (1)	2,683	40,899
Jiangsu Hengrui Medicine Co. Ltd., Class A (1)	7,755	101,245
Kweichow Moutai Co. Ltd., Class A (1)	921	190,622
Meituan Dianping, Class B *(1)	10,144	225,325
Ping An Healthcare and Technology Co. Ltd. *(1)	3,132	47,578
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (1)	1,276	55,196
TAL Education Group, ADR *	3,448	235,766
Tencent Holdings Ltd. (1)	3,665	235,430
Wuxi Biologics Cayman, Inc. *(1)	5,555	101,775
Yifeng Pharmacy Chain Co. Ltd., Class A (1)	3,241	41,715
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A (1)	2,177	52,428

		1,866,902

France - 4.0%
Hermes International (1)	59	49,248
LVMH Moet Hennessy Louis Vuitton SE (1)	363	159,017

		208,265

Hong Kong - 2.9%
AIA Group Ltd. (1)	15,954	148,484

India - 4.5%
HDFC Bank Ltd., ADR	4,674	212,482
Titan Co. Ltd. (1)	1,664	21,032

		233,514

Netherlands - 7.3%
Adyen NV *(1)	151	219,593
ASML Holding NV, NYRS	426	156,760

		376,353

Russia - 2.1%
Yandex NV, Class A *	2,189	109,489

Taiwan - 5.1%
Sea Ltd., ADR *	2,449	262,667

United States - 27.6%
Estee Lauder Cos., Inc. (The), Class A	855	161,247
Netflix, Inc. *	347	157,721
NIKE, Inc., Class B	478	46,830
NVIDIA Corp.	638	242,235
Uber Technologies, Inc. *	7,555	234,805
Veeva Systems, Inc., Class A *	944	221,228
Visa, Inc., Class A	1,857	358,652

		1,422,718

Total common stocks (Cost $3,212,934)		5,085,158

SHORT-TERM INVESTMENTS - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.11%	2,305	2,305
Federated Treasury Obligations Fund - Institutional Class, 0.10%	2,237	2,237
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.10%	2,238	2,238

Total short-term investments (Cost $6,780)		6,780

Total investments - 98.6% (Cost $3,219,714)		5,091,938

Other assets less liabilities - 1.4%		70,189

Total net assets - 100.0% (2)		$5,162,127

Artisan Developing World Fund

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,830,441, or 35.5% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations

ADR       American Depositary Receipt

NYRS     New York Registry Shares

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$765,307	15.0%
Consumer Discretionary	1,459,828	28.7
Consumer Staples	464,271	9.1
Financials	360,966	7.1
Health Care	675,881	13.3
Industrials	234,805	4.6
Information Technology	1,124,100	22.1
Short-Term Investments	6,780	0.1

Total investments	$5,091,938	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$26,264	0.5%
Chinese yuan renminbi offshore	622,959	12.2
Euro	427,858	8.4
Hong Kong dollar	758,592	14.9
Indian rupee	21,032	0.4
U.S. dollar	3,235,233	63.6

Total investments	$5,091,938	100.0%

See notes to N-PORT Part F.

Artisan Focus Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares	Value
COMMON STOCKS - 92.7%

Capital Markets - 9.1%
BlackRock, Inc.	82	$44,580
Blackstone Group, Inc. (The), Class A	437	24,761
Intercontinental Exchange, Inc.	166	15,169
Moody’s Corp.	43	11,868
S&P Global, Inc.	55	18,104

		114,482

Communications Equipment - 2.9%
Telefonaktiebolaget LM Ericsson, Class B (1)(2)	3,994	36,879

Electrical Equipment - 2.9%
AMETEK, Inc.	412	36,837

Electronic Equipment, Instruments & Components - 3.4%
Amphenol Corp., Class A	449	42,972

Equity Real Estate Investment Trusts (REITs) - 3.1%
American Tower Corp.	73	18,992
SBA Communications Corp.	66	19,596

		38,588

Insurance - 4.6%
Aon plc, Class A	299	57,528

Interactive Media & Services - 6.0%
Tencent Holdings Ltd. (1)(2)	1,176	75,552

Internet & Direct Marketing Retail - 4.3%
Amazon.com, Inc. *	19	53,601

IT Services - 12.5%
Fidelity National Information Services, Inc.	713	95,586
VeriSign, Inc. *	153	31,665
Visa, Inc., Class A	153	29,496

		156,747

Life Sciences Tools & Services - 4.0%
Agilent Technologies, Inc.	338	29,902
Thermo Fisher Scientific, Inc.	54	19,575

		49,477

Media - 2.5%
Charter Communications, Inc., Class A *	61	31,008

Professional Services - 5.2%
IHS Markit Ltd.	856	64,601

Road & Rail - 1.8%
Union Pacific Corp.	136	22,984

Semiconductors & Semiconductor Equipment - 11.9%
Advanced Micro Devices, Inc. *	326	17,142
Analog Devices, Inc.	464	56,857
Micron Technology, Inc. *	558	28,745
NVIDIA Corp.	74	28,045
NXP Semiconductors NV (1)	165	18,793

		149,582

Software - 6.9%
Atlassian Corp. plc, Class A *	69	12,478
Microsoft Corp.	365	74,348

		86,826

Specialty Retail - 5.8%
O’Reilly Automotive, Inc. *	44	18,661
TJX Cos., Inc. (The)	1,066	53,880

		72,541

Wireless Telecommunication Services - 5.8%
T-Mobile US, Inc. *	695	72,343

Total common stocks (Cost $985,972)		1,162,548

	No. of Contracts‡	Value
OPTIONS PURCHASED - 4.5%

Call Options - 4.5%
IT Services - 0.2%
Fidelity National Information Services, Inc. 10/16/2020 at USD 140.00; Notional Amount: USD 35,748	2,666	$2,066

Semiconductors & Semiconductor Equipment - 0.7%
Texas Instruments, Inc. 9/18/2020 at USD 130.00; Notional Amount: USD 43,094	3,394	2,105
Texas Instruments, Inc. 11/20/2020 at USD 80.00; Notional Amount: USD 19,274	1,518	7,233

		9,338

Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc. 7/17/2020 at USD 135.00; Notional Amount: USD 72,559	1,989	45,687

Total call options		57,091

Total options purchased (Cost $40,755)		57,091

Artisan Focus Fund

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

SHORT-TERM INVESTMENTS - 3.0%

INVESTMENT COMPANIES - 3.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.11%	12,604	12,604
Federated Treasury Obligations Fund - Institutional Class, 0.10%	12,233	12,233
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.10%	12,233	12,233

Total short-term investments (Cost $37,070)		37,070

Total investments – 100.2% (Cost $1,063,797)		1,256,709

WRITTEN OPTION CONTRACTS – (0.1)% (Premium received $(503))		(673)

Other assets less liabilities - (0.1%)		(1,759)

Total net assets - 100.0%(3)		$1,254,277

*	Non-income producing security.
‡	One contract is equal to 100 shares.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
NXP Semiconductors NV	Netherlands	U.S. dollar
Telefonaktiebolaget LM Ericsson	Sweden	Swedish krona
Tencent Holdings Ltd.	China	Hong Kong dollar

(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $112,431, or 9.0% of total net assets. See notes (A) and (B) in the accompanying notes.

(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation

USD    U.S. dollar

Artisan Focus Fund

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$178,903	14.2%
Consumer Discretionary	126,142	10.0
Financials	172,010	13.7
Health Care	49,477	3.9
Industrials	124,422	9.9
Information Technology	473,006	37.7
Real Estate	38,588	3.1
Options Purchased	57,091	4.5
Short-Term Investments	37,070	3.0

Total investments	$1,256,709	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Hong Kong dollar	$75,552	6.0%
Swedish krona	36,879	2.9
U.S. dollar	1,144,278	91.1

Total investments	$1,256,709	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized (Depreciation)
SEK	78,315	USD	8,502	JPM	8/6/2020	$(94)
USD	65,736	CNH	469,606	JPM	8/6/2020	(552)
USD	41,248	SEK	406,383	JPM	8/6/2020	(2,383)

Net unrealized depreciation						$(3,029)

CNH	Chinese yuan renminbi offshore
SEK	Swedish krona
USD	U.S. dollar
JPM	JPMorgan Chase Bank, N.A.

Written Option Contracts

Call Options

Dollar value in thousands

Number of Contracts‡	Description	Exercise Price	Notional Amount	Expiration Date	Premiums (Received) by Fund	Market Value	Unrealized Depreciation
545	S&P Global, Inc.	$327.50	$(17,957)	07/24/20	$(503)	$(673)	$(170)

Total written option contracts					$(503)	$(673)	$(170)

See notes to N-PORT Part F.

Artisan Global Discovery Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.8%

Brazil - 2.7%
Notre Dame Intermedica Participacoes SA	241	$3,036
Pagseguro Digital Ltd., Class A *	48	1,682

		4,718

China - 1.4%
Li Ning Co. Ltd. (1)	772	2,453

Denmark - 7.0%
Ascendis Pharma A/S, ADR *	26	3,867
Genmab A/S * (1)	14	4,751
Vestas Wind Systems A/S (1)	36	3,688

		12,306

Germany - 3.6%
E.ON SE (1)	120	1,354
Puma SE *(1)	37	2,823
Varta AG *(1)	18	2,061

		6,238

Hong Kong - 2.6%
Techtronic Industries Co. Ltd. (1)	470	4,584

Japan - 2.9%
Hoya Corp. (1)	27	2,585
Obic Co. Ltd. (1)	8	1,442
Shimano, Inc. (1)	5	962

		4,989

Luxembourg - 1.5%
Eurofins Scientific SE *(1)	4	2,617

Netherlands - 3.8%
Adyen NV *(1)	1	2,168
Koninklijke DSM NV (1)	32	4,430

		6,598

Portugal - 1.3%
EDP - Energias de Portugal SA (1)	492	2,345

Switzerland - 4.0%
Aluflexpack AG *(1)	48	967
Lonza Group AG (1)	8	4,283
Zur Rose Group AG *(1)	6	1,694

		6,944

United Kingdom - 5.7%
Burberry Group plc (1)	104	2,065
Clarivate plc *	155	3,464
London Stock Exchange Group plc (1)	42	4,343

		9,872

United States - 59.3%
Advanced Micro Devices, Inc. *	52	2,713
Ameren Corp.	38	2,681
Arista Networks, Inc. *	12	2,589
Atlassian Corp. plc, Class A *	22	3,911
Blackline, Inc. *	29	2,417
Boston Scientific Corp. *	77	2,715
Burlington Stores, Inc. *	11	2,158
Centene Corp. *	41	2,620
Ceridian HCM Holding, Inc. *	27	2,138
Cintas Corp.	5	1,450
Cognex Corp.	37	2,222
Cree, Inc. *	17	992
DexCom, Inc. *	5	2,132
First Republic Bank	19	1,965
Fortive Corp.	42	2,875
Global Payments, Inc.	39	6,653
Guidewire Software, Inc. *	35	3,932
Halozyme Therapeutics, Inc. *	154	4,133
IHS Markit Ltd.	67	5,042
Ingersoll Rand, Inc. *	85	2,380
IPG Photonics Corp. *	5	876
Lattice Semiconductor Corp. *	98	2,782
Morningstar, Inc.	9	1,200
New York Times Co. (The), Class A	71	2,979
Novanta, Inc. *	22	2,337
Ollie’s Bargain Outlet Holdings, Inc. *	41	3,962
RealPage, Inc. *	25	1,602
Skyworks Solutions, Inc.	24	3,089
Slack Technologies, Inc., Class A *	33	1,024
Take-Two Interactive Software, Inc. *	15	2,086
Teledyne Technologies, Inc. *	17	5,340
Tradeweb Markets, Inc., Class A	19	1,119
Veeva Systems, Inc., Class A *	26	6,024
Zoom Video Communications, Inc., Class A *	18	4,580
Zscaler, Inc. *	19	2,122
Zynga, Inc., Class A *	518	4,943

		103,783

Total common stocks (Cost $119,575)		167,447

Artisan Global Discovery Fund

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

SHORT-TERM INVESTMENTS - 4.3%

INVESTMENT COMPANIES - 4.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.11%	2,581	2,581
Federated Treasury Obligations Fund - Institutional Class, 0.10%	2,506	2,506
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.10%	2,506	2,506

Total short-term investments (Cost $7,593)		7,593

Total investments - 100.1% (Cost $127,168)		175,040

Other assets less liabilities - (0.1)%		(78)

Total net assets - 100.0% (2)		$174,962

Artisan Global Discovery Fund

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $51,615, or 29.5% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation
ADR	American Depositary Receipt

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$10,008	5.7%
Consumer Discretionary	14,423	8.2
Consumer Staples	1,694	1.0
Financials	8,627	4.9
Health Care	38,763	22.2
Industrials	30,884	17.7
Information Technology	51,271	29.3
Materials	5,397	3.1
Utilities	6,380	3.6
Short-Term Investments	7,593	4.3

Total investments	$175,040	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$3,036	1.7%
British pound	6,408	3.7
Danish krone	8,439	4.8
Euro	17,798	10.2
Hong Kong dollar	7,037	4.0
Japanese yen	4,989	2.8
Swiss franc	6,944	4.0
U.S. dollar	120,389	68.8

Total investments	$175,040	100.0%

See notes to N-PORT Part F.

Artisan Global Equity Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Shares, rights and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.9%

Belgium - 0.7%
UCB SA(1)	13	$1,525

Canada - 3.3%
Canadian Pacific Railway Ltd.	7	1,755
Kinaxis, Inc. *	17	2,487
TMX Group Ltd.	33	3,277

		7,519

China - 6.1%
Alibaba Group Holding Ltd., ADR *	10	2,124
Midea Group Co. Ltd., Class A (1)	186	1,575
Peijia Medical Ltd. *(1)	441	1,997
Ping An Healthcare and Technology Co. Ltd. *(1)	99	1,496
Tencent Holdings Ltd. (1)	54	3,437
Wuliangye Yibin Co. Ltd., Class A (1)	141	3,411

		14,040

Denmark - 3.1%
Ascendis Pharma A/S, ADR *	9	1,285
Genmab A/S *(1)	18	5,958

		7,243

France - 2.5%
Air Liquide SA (1)	23	3,379
La Francaise des Jeux SAEM (1)	79	2,435

		5,814

Germany - 8.3%
Deutsche Boerse AG (1)	46	8,360
Deutsche Telekom AG (1)	240	4,016
E.ON SE (1)	128	1,434
MorphoSys AG *(1)	17	2,187
Scout24 AG (1)	25	1,945
Siemens AG (1)	10	1,171

		19,113

Hong Kong - 1.2%
AIA Group Ltd. (1)	291	2,712

India - 0.6%
Reliance Industries Ltd. (1)	58	1,306

Ireland - 0.5%
Amarin Corp. plc, ADR *	164	1,136

Japan - 5.2%
Astellas Pharma, Inc. (1)	103	1,713
Jeol Ltd.(1)	151	4,195
OBIC Business Consultants Co. Ltd. (1)	57	3,049
Obic Co. Ltd. (1)	17	2,972
TeamSpirit, Inc. *(1)	7	172

		12,101

Netherlands - 0.7%
uniQure NV *	36	1,622

Portugal - 0.8%
EDP - Energias de Portugal SA (1)	381	1,817

Spain - 0.3%
Grifols SA, ADR	41	741

Sweden - 1.5%
Nibe Industrier AB, Class B *(1)	93	2,059
Telefonaktiebolaget LM Ericsson, Class B (1)	142	1,315

		3,374

Switzerland - 6.9%
Idorsia Ltd. *(1)	65	2,080
Lonza Group AG (1)	5	2,647
Medacta Group SA *(1)	40	3,139
Nestle SA(1)	24	2,661
Roche Holding AG (1)	11	3,951
Temenos AG (1)	10	1,547

		16,025

United Kingdom - 6.3%
AVEVA Group plc (1)	63	3,205
Clarivate plc *	114	2,536
Coca-Cola European Partners plc	42	1,595
Linde plc (1)	35	7,297

		14,633

United States - 49.9%
ACADIA Pharmaceuticals, Inc. *	89	4,331
Acceleron Pharma, Inc. *	16	1,545
Alphabet, Inc., Class A *	3	3,552
Alphabet, Inc., Class C *	1	1,545
Amazon.com, Inc. *	3	8,536
Blueprint Medicines Corp. *	22	1,721
Boston Scientific Corp. *	52	1,830
Bristol-Myers Squibb Co.	48	2,826
Cigna Corp.	24	4,521
eHealth, Inc. *	21	2,023
Eidos Therapeutics, Inc. *	43	2,031
Fidelity National Information Services, Inc.	52	6,993
Halozyme Therapeutics, Inc. *	253	6,790
IHS Markit Ltd.	47	3,519
Immunomedics, Inc. *	71	2,501
Intercontinental Exchange, Inc.	40	3,634
L3Harris Technologies, Inc.	20	3,400
Lamb Weston Holdings, Inc.	33	2,117
Mastercard, Inc., Class A	11	3,309
Microsoft Corp.	29	5,900
Morningstar, Inc.	8	1,186

Artisan Global Equity Fund

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares, rights and dollar values in thousands

Natera, Inc. *	48	2,375
Otis Worldwide Corp.	51	2,911
PTC Therapeutics, Inc. *	53	2,689
Six Flags Entertainment Corp.	61	1,174
Splunk, Inc. *	13	2,611
STAAR Surgical Co. *	55	3,403
Starbucks Corp.	16	1,165
SVMK, Inc. *	143	3,360
Synopsys, Inc. *	19	3,737
Thermo Fisher Scientific, Inc.	3	1,092
TJX Cos., Inc. (The)	42	2,104
T-Mobile US, Inc. *	25	2,641
Varonis Systems, Inc. *	29	2,568
Vertiv Holdings Co., Class A *	380	5,147
ViewRay, Inc. *	577	1,293
Workiva, Inc. *	59	3,144

		115,224

Total common stocks (Cost $172,025)		225,945

SHORT-TERM INVESTMENTS - 1.6%

INVESTMENT COMPANIES - 1.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.11%	1,255	1,255
Federated Treasury Obligations Fund - Institutional Class, 0.10%	1,219	1,219
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.10%	1,218	1,218

Total short-term investments (Cost $3,692)		3,692

	No. of Rights	Value
RIGHTS - 0.0% (2)

United States - 0.0% (2)
T-Mobile US, Inc., expiring 7/27/2020 (Cost $122) *	25	$4

Total investments - 99.5% (Cost $175,839)		229,641

Other assets less liabilities - 0.5%		1,148

Total net assets - 100.0% (3)		$230,789

Artisan Global Equity Fund

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares, rights and dollar values in thousands

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $92,163, or 39.9% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Amount rounds to less than 0.1%.
(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation

ADR	American Depositary Receipt

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$17,140	7.5%
Consumer Discretionary	19,113	8.3
Consumer Staples	9,784	4.3
Energy	1,306	0.6
Financials	21,192	9.2
Health Care	74,620	32.5
Industrials	22,498	9.8
Information Technology	46,369	20.2
Materials	10,676	4.6
Utilities	3,251	1.4
Short-Term Investments	3,692	1.6

Total investments	$229,641	100.0%

Artisan Global Equity Fund

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares, rights and dollar values in thousands

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$3,205	1.4%
Canadian dollar	7,519	3.2
Chinese yuan renminbi offshore	4,986	2.1
Danish krone	5,958	2.6
Euro	35,566	15.5
Hong Kong dollar	9,642	4.2
Indian rupee	1,306	0.6
Japanese yen	12,101	5.3
Swedish krona	3,374	1.5
Swiss franc	16,025	7.0
U.S. dollar	129,959	56.6

Total investments	$229,641	100.0%

See notes to N-PORT Part F.

Artisan Global Opportunities Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.8%

Brazil - 2.7%
Notre Dame Intermedica Participacoes SA	3,299	$41,519
Pagseguro Digital Ltd., Class A *	1,949	68,863

		110,382

China - 1.6%
Tencent Holdings Ltd. (1)	1,007	64,684

Denmark - 6.8%
Genmab A/S *(1)	439	146,706
Orsted A/S (1)	424	48,915
Vestas Wind Systems A/S (1)	806	82,064

		277,685

Germany - 1.2%
adidas AG *(1)	187	48,881

Hong Kong - 5.3%
AIA Group Ltd. (1)	4,412	41,063
Techtronic Industries Co. Ltd. (1)	17,925	174,874

		215,937

Japan - 3.0%
Hoya Corp. (1)	546	52,297
Keyence Corp. (1)	168	69,935

		122,232

Netherlands - 4.9%
Adyen NV *(1)	38	54,800
Koninklijke DSM NV (1)	658	91,012
Koninklijke Philips NV *(1)	1,153	53,701

		199,513

Spain - 2.2%
Iberdrola SA (1)	7,583	87,826

Sweden - 3.1%
Hexagon AB, Class B *(1)	942	54,911
Telefonaktiebolaget LM Ericsson, Class B (1)	7,710	71,196

		126,107

Switzerland - 4.5%
Lonza Group AG (1)	347	182,819

United Kingdom - 7.9%
AstraZeneca plc (1)	1,648	171,778
Burberry Group plc (1)	2,437	48,216
London Stock Exchange Group plc (1)	1,011	104,617

		324,611

United States - 52.6%
Activision Blizzard, Inc.	1,393	105,722
Advanced Micro Devices, Inc. *	1,590	83,667
Agilent Technologies, Inc.	572	50,533
Alphabet, Inc., Class A *	60	85,039
Aptiv plc	685	53,347
Arista Networks, Inc. *	349	73,358
Atlassian Corp. plc, Class A *	226	40,741
Bank of America Corp.	2,656	63,071
Boston Scientific Corp. *	1,502	52,743
Ceridian HCM Holding, Inc. *	630	49,965
Danaher Corp.	450	79,490
Fidelity National Information Services, Inc.	1,090	146,188
Fortive Corp.	949	64,179
IHS Markit Ltd.	2,228	168,230
Illumina, Inc. *	190	70,464
L3Harris Technologies, Inc.	601	101,925
Lowe’s Cos., Inc.	1,354	182,932
Microsoft Corp.	1,071	217,968
NextEra Energy, Inc.	352	84,639
Spotify Technology SA *	207	53,465
Starbucks Corp.	401	29,506
TJX Cos., Inc. (The)	959	48,465
Veeva Systems, Inc., Class A *	521	122,234
Zoom Video Communications, Inc., Class A *	488	123,761

		2,151,632

Total common stocks (Cost $2,691,002)		3,912,309

SHORT-TERM INVESTMENTS - 4.2%

INVESTMENT COMPANIES - 4.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.11%	58,427	58,427
Federated Treasury Obligations Fund - Institutional Class, 0.10%	56,709	56,709
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.10%	56,709	56,709

Total short-term investments (Cost $171,845)		171,845

Total investments - 100.0% (Cost $2,862,847)		4,084,154

Other assets less liabilities - 0.0% (2)		2,599

Total net assets - 100.0% (3)		$4,086,753

Artisan Global Opportunities Fund

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,650,295, or 40.4% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Amount rounds to less than 0.1%.
(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$308,910	7.6%
Consumer Discretionary	411,347	10.1
Financials	208,751	5.1
Health Care	1,024,284	25.1
Industrials	591,272	14.5
Information Technology	1,055,353	25.8
Materials	91,012	2.2
Utilities	221,380	5.4
Short-Term Investments	171,845	4.2

Total investments	$4,084,154	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$41,519	1.0%
British pound	324,611	7.9
Danish krone	277,685	6.8
Euro	336,220	8.2
Hong Kong dollar	280,621	6.9
Japanese yen	122,232	3.0
Swedish krona	126,107	3.1
Swiss franc	182,819	4.5
U.S. dollar	2,392,340	58.6

Total investments	$4,084,154	100.0%

See notes to N-PORT Part F.

Artisan Global Value Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.9%

Belgium - 1.8%
Groupe Bruxelles Lambert SA(1)	443	$37,087

Brazil - 2.2%
Telefonica Brasil SA, ADR	5,122	45,377

Canada - 1.2%
Imperial Oil Ltd.	1,501	24,145

China - 2.6%
Baidu, Inc., ADR*	455	54,572

France - 0.9%
Sodexo SA(1)	289	19,526

Germany - 2.6%
HeidelbergCement AG(1)	1,018	54,244

Netherlands - 4.7%
ING Groep NV(1)	3,677	25,543
NXP Semiconductors NV	634	72,259

		97,802

South Korea - 4.9%
Samsung Electronics Co. Ltd.(1)	2,288	101,436

Switzerland - 12.2%
ABB Ltd.(1)	1,535	34,503
Cie Financiere Richemont SA(1)	1,185	75,466
Novartis AG(1)	698	60,645
UBS Group AG(1)	7,087	81,424

		252,038

United Kingdom - 9.6%
BAE Systems plc(1)	8,247	49,330
Compass Group plc(1)	3,722	51,209
IMI plc(1)	1,647	18,804
Lloyds Banking Group plc(1)	101,535	39,169
Tesco plc(1)	14,272	40,297

		198,809

United States - 54.2%
Advance Auto Parts, Inc.	201	28,566
Alphabet, Inc., Class A*	52	73,232
Alphabet, Inc., Class C*	20	28,647
American Express Co.	618	58,810
Anthem, Inc.	220	57,911
Bank of New York Mellon Corp. (The)	1,939	74,927
Berkshire Hathaway, Inc., Class B*	147	26,325
Booking Holdings, Inc.*	41	65,437
Citigroup, Inc.	1,319	67,406
Cognizant Technology Solutions Corp., Class A	1,379	78,363
DENTSPLY SIRONA, Inc.	1,375	60,566
Expedia Group, Inc.	761	62,594
Facebook, Inc., Class A*	371	84,346
FedEx Corp.	558	78,255
Marsh & McLennan Cos., Inc.	610	65,543
Oracle Corp.	1,366	75,501
Otis Worldwide Corp.	134	7,597
Progressive Corp. (The)	626	50,156
Raytheon Technologies Corp.	260	16,039
Southwest Airlines Co.	1,175	40,172
Visa, Inc., Class A	112	21,692

		1,122,085

Total common stocks (Cost $1,867,451)		2,007,121

SHORT-TERM INVESTMENTS - 1.4%

INVESTMENT COMPANIES - 1.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.11%	9,642	9,642
Federated Treasury Obligations Fund - Institutional Class, 0.10%	9,359	9,359
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.10%	9,358	9,358

Total short-term investments (Cost $28,359)		28,359

Total investments - 98.3% (Cost $1,895,810)		2,035,480

Other assets less liabilities - 1.7%		35,673

Total net assets - 100.0%(2)		$2,071,153

Artisan Global Value Fund

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $688,683, or 33.3% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation

ADR	American Depositary Receipt

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNH 44,104	USD	6,118	JPM	10/22/2020	$81
USD 4,822	CNH	34,245	JPM	10/22/2020	8

Total unrealized appreciation					89

USD 50,590	CNH	361,747	JPM	10/22/2020	(259)

Total unrealized depreciation					(259)

Net unrealized depreciation					$(170)

CNH	Chinese yuan renminbi offshore
USD	U.S. dollar
JPM	JPMorgan Chase Bank, N.A.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$286,174	14.1%
Consumer Discretionary	302,798	14.9
Consumer Staples	40,297	2.0
Energy	24,145	1.2
Financials	526,390	25.9
Health Care	179,122	8.8
Industrials	244,700	12.0
Information Technology	349,251	17.1
Materials	54,244	2.6
Short-Term Investments	28,359	1.4

Total investments	$2,035,480	100.0%

Artisan Global Value Fund

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$198,809	9.7%
Canadian dollar	24,145	1.2
Euro	136,400	6.7
Korean won	101,436	5.0
Swiss franc	252,038	12.4
U.S. dollar	1,322,652	65.0

Total investments	$2,035,480	100.0%

See notes to N-PORT Part F.

Artisan High Income Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

	Principal Amount	Value
CORPORATE BONDS - 71.0%

Advertising - 1.4%
Terrier Media Buyer, Inc. 8.88%, 12/15/2027 (1)	$63,244	$60,635

Airlines - 1.5%
American Airlines Group, Inc.
5.00%, 6/1/2022 (1)	1,900	1,102
3.75%, 3/1/2025 (1)	13,300	6,183
Delta Air Lines, Inc.
2.90%, 10/28/2024	20,000	16,220
7.38%, 1/15/2026	11,450	11,077
4.38%, 4/19/2028	11,088	9,241
3.75%, 10/28/2029	24,750	19,800

		63,623

Auto Manufacturers - 0.9%
Tesla, Inc. 5.30%, 8/15/2025 (1)	37,000	36,962

Commercial Services - 0.2%
Capitol Investment Merger Sub 2 LLC 10.00%, 8/1/2024 (1)	6,615	6,600

Distribution/Wholesale - 1.2%
Core & Main Holdings LP 8.63% Cash, 9.38% PIK, 9/15/2024 (1)(2)	20,971	21,005
Core & Main LP 6.13%, 8/15/2025 (1)	30,000	29,899

		50,904

Diversified Financial Services - 5.0%
AG Issuer LLC 6.25%, 3/1/2028 (1)	22,635	21,051
NFP Corp.
6.88%, 7/15/2025 (1)	121,005	116,118
8.00%, 7/15/2025 (1)	41,495	40,561
Springleaf Finance Corp. 7.13%, 3/15/2026	36,250	37,518

		215,248

Engineering & Construction - 2.9%
Great Lakes Dredge & Dock Corp. 8.00%, 5/15/2022	30,120	30,873
New Enterprise Stone & Lime Co., Inc. 10.13%, 4/1/2022 (1)	21,262	21,156
Tutor Perini Corp. 6.88%, 5/1/2025 (1)	77,496	73,815

		125,844

Food - 1.4%
H-Food Holdings LLC 8.50%, 6/1/2026 (1)	63,666	59,326

Hand/Machine Tools - 0.9%
Werner FinCo. LP 8.75%, 7/15/2025 (1)	48,330	41,080

Healthcare-Services - 1.8%
HCA, Inc. 5.50%, 6/15/2047	10,000	12,174
Surgery Center Holdings, Inc.
6.75%, 7/1/2025 (1)	18,196	16,422
10.00%, 4/15/2027 (1)	48,350	48,350

		76,946

Holding Companies-Diversified - 1.8%
VistaJet Malta Finance plc 10.50%, 6/1/2024 (1)(3)	85,546	76,991

Home Builders - 1.1%
Picasso Finance Sub, Inc. 6.13%, 6/15/2025 (1)	9,800	9,984
PulteGroup, Inc. 7.88%, 6/15/2032	29,000	37,056

		47,040

Insurance - 11.8%
Acrisure LLC
7.00%, 11/15/2025 (1)	74,016	70,778
10.13%, 8/1/2026 (1)	36,511	39,249
Aon Corp. 8.21%, 1/1/2027	23,954	29,149
Ardonagh Midco 2 plc 11.50% Cash, 12.75% PIK, 1/15/2027 (1)(2)(3)(7)	97,000	97,485
Ardonagh Midco 3 plc
8.63%, 7/15/2023 (1)(3)	142,263	148,594
8.63%, 7/15/2023 (1)(3)	55,490	57,848
AssuredPartners, Inc. 7.00%, 8/15/2025 (1)	29,143	29,143
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (1)	35,360	36,399
HUB International Ltd. 7.00%, 5/1/2026 (1)	5,246	5,246

		513,891

Internet - 1.9%
Expedia Group, Inc.
6.25%, 5/1/2025 (1)	44,390	47,399
3.25%, 2/15/2030	35,036	32,653

		80,052

Leisure Time - 1.5%
Carnival Corp. 11.50%, 4/1/2023 (1)	58,977	63,692

Artisan High Income Fund

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

Lodging - 2.9%
Choice Hotels International, Inc. 3.70%, 12/1/2029	12,994	13,017
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025 (1)	11,790	11,746
5.75%, 5/1/2028 (1)	18,490	18,675
4.88%, 1/15/2030	3,950	3,890
Hyatt Hotels Corp. 4.38%, 9/15/2028	892	915
Marriott International, Inc.
2.13%, 10/3/2022	7,500	7,368
3.60%, 4/15/2024	3,085	3,102
Series EE, 5.75%, 5/1/2025	41,565	45,298
Series R, 3.13%, 6/15/2026	10,000	9,727
Series AA, 4.65%, 12/1/2028	10,933	11,323
4.63%, 6/15/2030	984	1,023

		126,084

Machinery-Diversified - 0.1%
Vertical Holdco GmbH 7.63%, 7/15/2028 (1)(3)(7)	983	1,005
Vertical US Newco, Inc. 5.25%, 7/15/2027 (1)(3)(7)	4,916	4,977

		5,982

Media - 4.1%
CCO Holdings LLC 5.50%, 5/1/2026 (1)	30,580	31,689
Charter Communications Operating LLC 6.38%, 10/23/2035	40,408	53,304
CSC Holdings LLC 5.88%, 9/15/2022	45,077	47,105
Ziggo BV 5.50%, 1/15/2027 (1)(3)	46,870	47,634

		179,732

Mining - 1.3%
Compass Minerals International, Inc.
4.88%, 7/15/2024 (1)	10,392	10,418
6.75%, 12/1/2027 (1)	42,140	44,247

		54,665

Miscellaneous Manufacturing - 6.4%
Gates Global LLC 6.25%, 1/15/2026 (1)	35,000	34,664
General Electric Co. Series D,
(ICE LIBOR USD 3 Month + 3.33%), 5.00%, 1/21/2021 (4)(5)	24,477	19,217
6.75%, 3/15/2032	143,917	176,198
6.88%, 1/10/2039	38,671	47,529

		277,608

Oil & Gas - 8.3%
Comstock Resources, Inc.
7.50%, 5/15/2025 (1)	32,446	29,404
9.75%, 8/15/2026	35,589	33,290
9.75%, 8/15/2026	27,500	25,678
Endeavor Energy Resources LP
6.63%, 7/15/2025 (1)	6,885	6,939
5.50%, 1/30/2026 (1)	15,565	14,903
5.75%, 1/30/2028 (1)	33,200	31,872
EP Energy LLC 7.75%, 5/15/2026 (1)(6)	40,841	8,168
EQT Corp.
6.13%, 2/1/2025	19,134	19,067
3.90%, 10/1/2027	21,866	17,787
Laredo Petroleum, Inc.
9.50%, 1/15/2025	29,250	20,219
10.13%, 1/15/2028	34,250	23,633
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (1)	17,000	8,500
Northern Oil and Gas, Inc. 8.50% Cash, 9.50% PIK, 5/15/2023 (2)	5,167	4,417
Parsley Energy LLC 4.13%, 2/15/2028 (1)	15,000	13,575
QEP Resources, Inc.
6.88%, 3/1/2021	9,500	9,073
5.38%, 10/1/2022	6,639	5,046
5.25%, 5/1/2023	8,643	5,704
5.63%, 3/1/2026	19,358	12,292
Range Resources Corp.
5.00%, 8/15/2022	9,500	8,645
5.00%, 3/15/2023	5,000	4,262
4.88%, 5/15/2025	5,000	3,752
9.25%, 2/1/2026 (1)	24,468	21,998
Seven Generations Energy Ltd.
6.75%, 5/1/2023 (1)(3)	29,079	27,916
6.88%, 6/30/2023 (1)(3)	8,222	7,955

		364,095

Oil & Gas Services - 0.4%
FTS International, Inc. 6.25%, 5/1/2022	54,659	17,491

Packaging & Containers - 1.4%
LABL Escrow Issuer LLC
6.75%, 7/15/2026 (1)	19,286	20,064
10.50%, 7/15/2027 (1)	24,786	26,335
Plastipak Holdings, Inc. 6.25%, 10/15/2025 (1)	14,379	13,948

		60,347

Pipelines - 0.2%
EQM Midstream Partners LP
6.00%, 7/1/2025 (1)	4,918	4,967
6.50%, 7/1/2027 (1)	4,918	5,038

		10,005

Real Estate - 2.4%
Realogy Group LLC
5.25%, 12/1/2021 (1)	2,000	2,027
4.88%, 6/1/2023 (1)	71,475	66,829
7.63%, 6/15/2025 (1)	14,750	14,713

Artisan High Income Fund

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

9.38%, 4/1/2027 (1)	20,000	18,652

		102,221

Real Estate Investment Trusts (REITS) - 3.2%
Host Hotels & Resorts LP Series F, 4.50%, 2/1/2026	19,405	20,088
Park Intermediate Holdings LLC 7.50%, 6/1/2025 (1)	53,915	55,128
Ryman Hospitality Properties, Inc. 4.75%, 10/15/2027 (1)	6,534	5,783
Uniti Group LP
7.13%, 12/15/2024 (1)	44,971	41,148
7.88%, 2/15/2025 (1)	16,700	16,922

		139,069

Retail - 2.7%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028 (1)	16,124	15,640
4.75%, 3/1/2030 (1)	13,122	12,794
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (1)	61,652	55,024
Ferrellgas LP 10.00%, 4/15/2025 (1)	8,838	9,523
Michaels Stores, Inc. 8.00%, 7/15/2027 (1)	24,990	21,719

		114,700

Software - 1.1%
Ascend Learning LLC 6.88%, 8/1/2025 (1)	20,719	20,823
Castle US Holding Corp. 9.50%, 2/15/2028 (1)	28,500	26,362

		47,185

Telecommunications - 1.2%
Altice France Holding SA 6.00%, 2/15/2028 (1)(3)	20,667	19,517
Cincinnati Bell, Inc. 8.00%, 10/15/2025 (1)	26,970	28,150
T-Mobile USA, Inc. 4.50%, 2/1/2026	3,852	3,898

		51,565

Total corporate bonds (Cost $3,063,433)		3,069,583

BANK LOANS - 25.3%

Aerospace/Defense - 0.4%
Jazz Acquisition, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.43%, 6/19/2026 (5)	24,832	19,641

Chemicals - 1.2%
Emerald Performance Materials LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.50%, 7/30/2021 (5)	52,362	50,398

Commercial Services - 2.2%
Digital Room Holdings, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 6.07%, 5/21/2026 (5)	27,765	21,830
Midas Intermediate Holdco II LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.75%, 8/18/2021 (5)	71,871	64,594
USS Ultimate Holdings, Inc., First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.75%, 8/25/2024 (5)	10,159	9,519

		95,943

Distribution/Wholesale - 0.2%
Core & Main LP First Lien Term Loan B (ICE LIBOR USD 6 Month + 2.75%), 3.75%, 8/1/2024 (5)	8,977	8,531

Diversified Financial Services - 0.3%
Advisor Group Holdings, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 5.18%, 7/31/2026 (5)	12,354	11,406

Entertainment - 0.5%
Playtika Holding Corp., First Lien Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 7.07%, 12/10/2024 (5)	23,766	23,706

Food - 2.1%
Shearer’s Foods LLC, First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 3/31/2022 (5)	64,138	62,802
Shearer’s Foods LLC, Second Lien Term Loan (ICE LIBOR USD 3 Month + 6.75%), 7.75%, 6/30/2022 (5)	29,000	28,420

		91,222

Food Service - 3.1%
TKC Holdings, Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 4.75%, 2/1/2023 (5)	90,816	84,814

Artisan High Income Fund

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

TKC Holdings, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 8.00%), 9.00%, 2/1/2024 (5)	57,174	48,012

		132,826

Healthcare-Services - 2.1%
Cambrex Corp., First Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 6.00%, 11/20/2026(5)	13,930	13,651
Dental Corp. of Canada, Inc. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 8.50%, 6/1/2026 (3)(5)	10,674	8,539
Heartland Dental LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 3.68%, 4/30/2025 (5)	31,472	27,918
Surgery Center Holdings, Inc. First Lien Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 4.25%, 9/3/2024 (5)	47,957	41,945
(ICE LIBOR USD 1 Month + 8.00%), 9.00%, 9/3/2024 (5)	2,941	2,941

		94,994

Insurance - 0.3%
Hub International Ltd., First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 4.02%, 4/25/2025 (5)	15,644	14,849

Internet - 0.1%
Ancestry.com Operations Inc., First Lien Term Loan B-EXT (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 8/27/2026 (5)	4,436	4,197

Leisure Time - 1.4%
Carnival Corp., First Lien Term Loan B (ICE LIBOR USD 1 Month + 7.50%), 8.50%, 6/26/2025 (5)	38,515	37,071
Topgolf International, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 5.50%), 5.81%, 2/9/2026 (5)	26,497	23,815

		60,886

Machinery-Diversified - 0.2%
STS Operating, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 12/11/2024 (5)	9,787	9,008

Metal Fabricate/Hardware - 0.7%
US Tailwind Smith Cooper Intermediate Corp. First Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 6.08%, 5/28/2026 (5)	32,256	28,396
Werner FinCo. LP, First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.00%, 7/24/2024 (5)	1,995	1,875

		30,271

Miscellaneous Manufacturing - 0.3%
UTEX Industries, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.31%, 5/21/2021 (5)	42,671	11,094

Packaging & Containers - 0.9%
Kloeckner Pentaplast of America, Inc., First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 6/30/2022 (3)(5)	39,756	37,115

Pharmaceuticals - 0.4%
Lanai Holdings III, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.75%), 5.75%, 8/29/2022 (5)	21,675	19,298

Retail - 0.5%
PetSmart, Inc., First Lien Term Loan B2 (ICE LIBOR USD 3 Month + 4.00%), 5.00%, 3/11/2022 (5)	8,207	8,086
Portillo’s Holdings LLC First Lien Term Loan (ICE LIBOR USD 3 Month + 5.50%), 6.50%, 9/6/2024 (5)	12,024	11,017

		19,103

Software - 7.2%
Castle US Holding Corp. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.06%, 1/29/2027 (5)	4,990	4,541
Finastra USA, Inc., First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 6/13/2024 (5)	29,383	25,617
Informatica LLC First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.43%, 2/25/2027 (5)	7,481	7,145

Artisan High Income Fund

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

Informatica LLC Second Lien Term Loan 7.13%, 2/25/2025	24,545	24,514
Renaissance Holdings Corp. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.01%, 5/30/2025 (5)	35,087	33,695
Renaissance Holdings Corp. Second Lien Term Loan (ICE LIBOR USD 3 Month + 7.00%), 7.76%, 5/25/2026 (5)	22,617	20,604
TIBCO Software, Inc. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.25%), 7.43%, 3/3/2028 (5)	3,437	3,293
Ultimate Software Group, Inc. (The), First Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 5/4/2026 (5)	40,000	39,457
Ultimate Software Group, Inc. (The), Second Lien Term Loan (ICE LIBOR USD 3 Month + 6.75%), 7.50%, 5/3/2027 (5)	14,550	14,768
Vertafore, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.43%, 7/2/2025 (5)	66,114	62,189
Vertafore, Inc. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.25%), 7.43%, 7/2/2026 (5)	75,000	73,580

		309,403

Telecommunications - 0.5%
Altice France SA First Lien Term Loan B11 (ICE LIBOR USD 1 Month + 2.75%), 2.93%, 7/31/2025 (3)(5)	21,943	20,736

Transportation - 0.7%
SIRVA Worldwide, Inc. First Lien Term Loan
(ICE LIBOR USD 1 Month + 5.50%), 5.68%, 8/4/2025 (5)	26,552	19,207
(ICE LIBOR USD 3 Month + 5.50%), 5.81%, 8/4/2025 (5)	136	98
(ICE LIBOR USD 3 Month + 5.50%), 5.86%, 8/4/2025 (5)	6,753	4,884
(ICE LIBOR USD 3 Month + 5.50%), 6.26%, 8/4/2025 (5)	6,952	5,028

		29,217

Total bank loans (Cost $1,178,361)		1,093,844

CONVERTIBLE BONDS - 0.2%

Diversified Financial Services - 0.1%
EZCORP, Inc. 2.88%, 7/1/2024	875	825

Real Estate Investment Trusts (REITS) - 0.1%
Uniti Fiber Holdings, Inc. 4.00%, 6/15/2024 (1)	4,625	4,949

Total convertible bonds (Cost $5,233)		5,774

	Shares Held	Value
PREFERRED STOCKS - 0.0%(8)

Agriculture - 0.0%
Pinnacle Agriculture Holdings LLC *(9)(10)(11)	25	—

Retail - 0.0% (8)
Chinos Holdings, Inc. 5.00% Cash, 2.00% Capitalization *(1)(4)(6)(11)	2,568	129

Total preferred stocks (Cost $955)		129

COMMON STOCK - 0.0% (8)

Retail - 0.0% (8)
Chinos Holdings, Inc., Class A *(11)	406	20

Total common stocks (Cost $–)		20

SHORT-TERM INVESTMENTS - 6.1%

INVESTMENT COMPANIES - 6.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.11%	89,552	89,552
Federated Treasury Obligations Fund - Institutional Class, 0.10%	86,918	86,918
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.10%	86,918	86,918

Total short-term investments (Cost $263,388)		263,388

Total investments - 102.6% (Cost $4,511,370)		4,432,738

Other assets less liabilities - (2.6%)		(111,390)

Total net assets - 100.0% (12)		$4,321,348

Artisan High Income Fund

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

*	Non-income producing security.
(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Payment in-kind security.
(3)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Altice France Holding SA, 6.00%, 2/15/2028	Luxembourg	U.S. dollar
Altice France SA First Lien Term Loan B11, 2.93%, 7/31/2025	France	U.S. dollar
Ardonagh Midco 2 plc, 11.50%, 1/15/2027	United Kingdom	U.S. dollar
Ardonagh Midco 3 plc, 8.63%, 7/15/2023	United Kingdom	U.S. dollar
Ardonagh Midco 3 plc, 8.63%, 7/15/2023	United Kingdom	U.S. dollar
Dental Corp. of Canada, Inc. Second Lien Term Loan, 8.50%, 6/1/2026	Canada	U.S. dollar
Kloeckner Pentaplast of America, Inc., First Lien Term Loan B, 5.25%, 6/30/2022	Luxembourg	U.S. dollar
Seven Generations Energy Ltd., 6.88%, 6/30/2023	Canada	U.S. dollar
Seven Generations Energy Ltd., 6.75%, 5/1/2023	Canada	U.S. dollar
Vertical Holdco GmbH, 7.63%, 7/15/2028	Germany	U.S. dollar
Vertical US Newco, Inc., 5.25%, 7/15/2027	Germany	U.S. dollar
VistaJet Malta Finance plc, 10.50%, 6/1/2024	Switzerland	U.S. dollar
Ziggo BV, 5.50%, 1/15/2027	Netherlands	U.S. dollar

(4)	Perpetual security. The rate reflected was the rate in effect on June 30, 2020. The maturity date reflects the next call date.
(5)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2020.
(6)	Defaulted securities.
(7)	When-issued security.
(8)	Amount rounds to less than 0.1%.
(9)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Pinnacle Agriculture Holdings LLC	3/26/2020	$—	$—	0.0%

(10)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(11)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $149, or less than 0.1% of total net assets. See notes (A) and (B) in the accompanying notes.

(12)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Artisan High Income Fund

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

FUTURES CONTRACTS

Dollar values in thousands

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Notional Value	Unrealized (Depreciation)
Short Positions Contracts
U.S. Treasury 10 Year Note	(1,665)	9/21/2020	USD	$166,500	$(231,721)	$(618)
U.S. Treasury Long Bond	(230)	9/21/2020	USD	23,000	(41,069)	(163)

						$(781)

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
USD	U.S. dollar

See notes to N-PORT Part F.

Artisan International Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS AND EQUITY-LINKED SECURITY- 97.0%

Belgium - 0.9%
UCB SA (1)	747	$86,512

Canada - 2.1%
Canadian Pacific Railway Ltd.	332	84,371
GFL Environmental, Inc.	599	11,244
TMX Group Ltd.	1,011	100,006

		195,621

China - 7.4%
Alibaba Group Holding Ltd., ADR *	825	178,029
Midea Group Co. Ltd., Class A (1)	10,223	86,473
Ping An Healthcare and Technology Co. Ltd. *(1)	4,342	65,964
Tencent Holdings Ltd. (1)	3,068	197,063
Wuliangye Yibin Co. Ltd., Class A (1)	6,379	154,456

		681,985

Denmark - 5.2%
Ascendis Pharma A/S, ADR *	355	52,514
DSV Panalpina A/S (1)	236	28,761
Genmab A/S *(1)	978	327,049
Novo Nordisk A/S, Class B (1)	1,131	73,160

		481,484

France - 9.0%
Air Liquide SA (1)	2,718	391,642
Airbus SE *(1)	1,399	99,535
Amundi SA *(1)	1,529	119,585
Eiffage SA *(1)	1,103	100,747
Vinci SA (1)	1,208	111,108

		822,617

Germany - 13.5%
Allianz SE (1)	496	101,272
Deutsche Boerse AG (1)	3,394	613,544
Deutsche Post AG (1)	909	33,157
Deutsche Telekom AG (1)	13,221	221,161
E.ON SE (1)	7,511	84,450
Siemens AG (1)	853	100,230
Symrise AG (1)	712	82,635

		1,236,449

Hong Kong - 3.4%
AIA Group Ltd. (1)	33,566	312,403

India - 0.6%
Reliance Industries Ltd. (1)	2,401	54,257

Ireland - 2.4%
Amarin Corp. plc, ADR *	6,469	44,763
Ryanair Holdings plc, Equity-Linked Security *(1)(2)(3)	14,322	171,123

		215,886

Israel - 1.6%
Nice Ltd., ADR *	795	150,498

Italy - 0.7%
Assicurazioni Generali SpA (1)	4,448	67,216

Japan - 4.7%
Astellas Pharma, Inc. (1)	6,121	101,886
Nippon Shinyaku Co. Ltd. (1)	2,135	173,624
Sony Corp. (1)	910	62,338
Taiyo Nippon Sanso Corp. (1)	5,415	90,455

		428,303

Macau - 0.3%
Wynn Macau Ltd. (1)	13,915	24,174

Netherlands - 2.0%
Koninklijke DSM NV (1)	1,350	186,628

Portugal - 0.9%
EDP - Energias de Portugal SA (1)	16,432	78,365

Spain - 0.4%
Grifols SA, ADR	1,921	35,041

Sweden - 1.1%
Telefonaktiebolaget LM Ericsson, Class B (1)	10,629	98,149

Switzerland - 13.9%
Idorsia Ltd. *(1)	2,501	79,857
Lonza Group AG (1)	312	164,644
Medacta Group SA *(1)	574	45,404
Nestle SA (1)	3,281	362,435
Roche Holding AG (1)	1,034	357,981
Temenos AG (1)	468	72,564
UBS Group AG (1)	16,660	191,396

		1,274,281

Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. (1)	8,214	86,921

United Kingdom - 10.5%
AVEVA Group plc (1)	1,882	95,267
Coca-Cola European Partners plc	2,363	89,222
Diageo plc (1)	4,766	158,209
Linde plc (1)	2,628	553,265
RELX plc (1)	2,926	67,724

		963,687

United States - 15.5%
Accenture plc, Class A	531	113,968
Alphabet, Inc., Class A *	92	131,077
Alphabet, Inc., Class C *	37	52,684
Amazon.com, Inc. *	101	279,270

Artisan International Fund

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

Aon plc, Class A	1,679	323,409
Intercontinental Exchange, Inc.	1,496	136,992
Medtronic plc	2,199	201,684
Willis Towers Watson plc	942	185,500

		1,424,584

Total common stocks and equity-linked security (Cost $6,589,282)		8,905,061

SHORT-TERM INVESTMENTS - 3.0%

INVESTMENT COMPANIES - 3.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.11%	94,260	94,260
Federated Treasury Obligations Fund - Institutional Class, 0.10%	91,487	91,487
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.10%	91,487	91,487

Total short-term investments (Cost $277,234)		277,234

Total investments - 100.0% (Cost $6,866,516)		9,182,295

Other assets less liabilities - 0.0% (4)		3,333

Total net assets - 100.0% (5)		$9,185,628

Artisan International Fund

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $6,734,789, or 73.3% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013 - 02/25/2020	$189,091	$171,123	1.9%

(3)	Security is an equity-linked security issued by HSBC Bank plc. Equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(4)	Amount rounds to less than 0.1%.
(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation
ADR	American Depositary Receipt

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$601,985	6.6%
Consumer Discretionary	630,284	6.9
Consumer Staples	764,322	8.3
Energy	54,257	0.6
Financials	2,322,446	25.3
Health Care	1,810,083	19.7
Industrials	636,877	6.9
Information Technology	617,367	6.7
Materials	1,304,625	14.2
Utilities	162,815	1.8
Short-Term Investments	277,234	3.0

Total investments	$9,182,295	100.0%

Artisan International Fund

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$321,200	3.5%
Canadian dollar	184,377	2.0
Chinese yuan renminbi offshore	240,929	2.6
Danish krone	428,970	4.7
Euro	3,031,052	33.0
Hong Kong dollar	599,604	6.5
Indian rupee	54,257	0.6
Japanese yen	428,303	4.7
New Taiwan dollar	86,921	0.9
Swedish krona	98,149	1.1
Swiss franc	1,274,281	13.9
U.S. dollar	2,434,252	26.5

Total investments	$9,182,295	100.0%

See notes to N-PORT Part F.

Artisan International Small-Mid Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.6%

Brazil - 2.4%
Afya Ltd., Class A *	854	$20,025
Notre Dame Intermedica Participacoes SA	794	9,994
Petrobras Distribuidora SA *	3,495	13,805
Rumo SA *	4,356	18,055

		61,879

Canada - 3.9%
Altus Group Ltd.	807	24,256
BlackBerry Ltd. *	1,541	7,514
CAE, Inc.	1,549	25,127
Descartes Systems Group, Inc. (The) *	471	24,844
Kinaxis, Inc. *	122	17,482

		99,223

China - 0.5%
I-Mab, ADR *	370	11,075

Denmark - 5.5%
ALK-Abello A/S *(1)	45	11,999
Ambu A/S, Class B (1)	775	24,347
Carlsberg A/S, Class B (1)	126	16,679
DSV Panalpina A/S (1)	277	33,834
Genmab A/S *(1)	86	28,684
SimCorp A/S (1)	118	12,725
Vestas Wind Systems A/S (1)	115	11,711

		139,979

Finland - 2.7%
Metso OYJ (1)	1,325	43,366
Vaisala OYJ, Class A (1)	635	23,781

		67,147

France - 2.1%
Atos SE *(1)	392	33,396
DBV Technologies SA, ADR *	643	2,824
Lectra (1)	974	17,685

		53,905

Germany - 7.1%
AIXTRON SE *(1)	3,476	41,850
Basler AG (1)	108	7,234
Carl Zeiss Meditec AG (1)	123	11,955
Hamburger Hafen und Logistik AG (1)	305	5,162
Hypoport SE *(1)	43	19,198
MorphoSys AG *(1)	458	57,891
New Work SE (1)	37	11,236
Symrise AG (1)	222	25,749

		180,275

Iceland - 0.7%
Ossur HF (1)	2,816	18,673

India - 1.0%
WNS Holdings Ltd., ADR *	467	25,700

Ireland - 0.1%
Amarin Corp. plc, ADR *	459	3,178

Israel - 7.2%
Compugen Ltd. *	340	5,113
Kornit Digital Ltd. *	740	39,476
Nice Ltd., ADR *	380	71,981
Radware Ltd. *	1,219	28,756
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. (1)	156	8,643
Tel Aviv Stock Exchange Ltd. (1)	3,903	17,524
Teva Pharmaceutical Industries Ltd., ADR *	930	11,466

		182,959

Italy - 0.9%
Davide Campari-Milano SpA (1)	2,331	19,621
Salvatore Ferragamo SpA *(1)	190	2,569

		22,190

Japan - 15.6%
Azbil Corp. (1)	1,597	48,659
eSOL Co. Ltd. (1)	270	2,969
Fujitec Co. Ltd. (1)	1,887	34,623
Harmonic Drive Systems, Inc. (1)	204	11,208
Hennge KK *(1)	623	27,975
JCR Pharmaceuticals Co. Ltd. (1)	68	7,146
Jeol Ltd. (1)	965	26,764
Kobe Bussan Co. Ltd. (1)	560	31,541
Morinaga & Co. Ltd. (1)	740	28,756
Nippon Shinyaku Co. Ltd. (1)	122	9,953
OBIC Business Consultants Co. Ltd. (1)	423	22,481
Obic Co. Ltd. (1)	221	38,933
Rakus Co. Ltd. (1)	494	8,769
Rohm Co. Ltd. (1)	244	16,137
Sagami Rubber Industries Co. Ltd. (1)	324	4,872
SG Holdings Co. Ltd. (1)	1,481	48,314
Shimadzu Corp. (1)	220	5,856
TechMatrix Corp. (1)	722	12,523
Temairazu, Inc. (1)	243	10,111

		397,590

Netherlands - 3.0%
Argenx SE *(1)	86	19,200
IMCD NV (1)	272	25,545
Koninklijke DSM NV (1)	209	28,866
Merus NV *	161	2,588

		76,199

Singapore - 0.6%
XP Power Ltd. (1)	323	14,255

Artisan International Small-Mid Fund

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

Spain - 1.1%
Almirall SA *(1)	2,108	27,818

Sweden - 2.8%
Aprea Therapeutics, Inc. *	170	6,607
Elekta AB, Class B (1)	2,529	23,484
Fortnox AB (1)	501	13,689
MIPS AB (1)	585	20,164
Oncopeptides AB *(1)	554	7,783

		71,727

Switzerland - 7.6%
Alcon, Inc. *(1)	531	30,400
ALSO Holding AG *(1)	26	6,321
Baloise Holding AG (1)	205	30,709
Belimo Holding AG (1)	4	26,477
Burckhardt Compression Holding AG (1)	42	10,251
Lonza Group AG (1)	50	26,368
Siegfried Holding AG *(1)	28	12,840
Tecan Group AG (1)	131	46,273
Ypsomed Holding AG (1)	30	4,284

		193,923

United Kingdom - 15.2%
ASOS plc *(1)	561	23,794
AVEVA Group plc (1)	410	20,781
B&M European Value Retail SA (1)	3,713	18,270
Balfour Beatty plc (1)	3,333	10,764
boohoo Group plc *(1)	5,367	27,354
Britvic plc (1)	2,202	20,996
Codemasters Group Holdings plc *(1)	5,645	23,775
ConvaTec Group plc (1)	15,246	36,990
Electrocomponents plc (1)	3,852	31,988
Fevertree Drinks plc (1)	384	9,722
HomeServe plc (1)	1,289	20,828
Howden Joinery Group plc (1)	2,788	19,073
JD Sports Fashion plc (1)	3,026	23,297
Oxford Biomedica plc *(1)	1,209	10,530
Rotork plc (1)	9,510	32,948
Spirax-Sarco Engineering plc (1)	90	11,173
SSP Group plc (1)	3,516	11,189
St James’s Place plc (1)	1,000	11,789
Trainline plc *(1)	991	5,353
YouGov plc (1)	1,723	16,429

		387,043

United States - 13.6%
ACADIA Pharmaceuticals, Inc. *	375	18,165
Agios Pharmaceuticals, Inc. *	195	10,427
Alkermes plc *	1,019	19,780
Alnylam Pharmaceuticals, Inc. *	94	13,963
Applied Therapeutics, Inc. *	137	4,960
Cognex Corp.	160	9,531
Cree, Inc. *	831	49,197
Flexion Therapeutics, Inc. *	1,477	19,429
Glaukos Corp. *	214	8,240
Heron Therapeutics, Inc. *	642	9,444
Ingersoll Rand, Inc. *	825	23,197
Insmed, Inc. *	612	16,861
Inspire Medical Systems, Inc. *	150	13,054
Intersect ENT, Inc. *	1,112	15,055
MaxCyte, Inc. *(1)	321	796
Model N, Inc. *	850	29,555
Quotient Ltd. *	987	7,304
SolarEdge Technologies, Inc. *	99	13,731
STAAR Surgical Co. *	283	17,440
UroGen Pharma Ltd. *	268	7,001
ViewRay, Inc. *	4,614	10,336
Zscaler, Inc. *	256	28,069

		345,535

Total common stocks (Cost $1,983,325)		2,380,273

SHORT-TERM INVESTMENTS - 5.8%

INVESTMENT COMPANIES - 5.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.11%	50,025	50,025
Federated Treasury Obligations Fund - Institutional Class, 0.10%	48,553	48,553
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.10%	48,553	48,553

Total short-term investments (Cost $147,131)		147,131

Total investments - 99.4% (Cost $2,130,456)		2,527,404

Other assets less liabilities - 0.6%		15,491

Total net assets - 100.0% (2)		$2,542,895

Artisan International Small-Mid Fund

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,665,668, or 65.5% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation
ADR	American Depositary Receipt

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$51,440	2.0%
Consumer Discretionary	175,931	7.0
Consumer Staples	140,830	5.6
Financials	79,220	3.1
Health Care	688,481	27.2
Industrials	497,374	19.7
Information Technology	668,126	26.4
Materials	54,615	2.2
Real Estate	24,256	1.0
Short-Term Investments	147,131	5.8

Total investments	$2,527,404	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$41,854	1.7%
British pound	402,094	15.9
Canadian dollar	99,223	3.9
Danish krone	158,652	6.3
Euro	422,122	16.7
Israel new shekel	26,167	1.0
Japanese yen	397,590	15.7
Swedish krona	65,120	2.6
Swiss franc	193,923	7.7
U.S. dollar	720,659	28.5

Total investments	$2,527,404	100.0%

See notes to N-PORT Part F.

Artisan International Value Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS AND EQUITY-LINKED SECURITY - 94.4%

Belgium - 3.0%
Groupe Bruxelles Lambert SA (1)	4,588	$384,404

Brazil - 1.9%
Telefonica Brasil SA, ADR	27,949	247,628

Canada - 3.0%
Imperial Oil Ltd.	13,778	221,642
Suncor Energy, Inc.	10,089	170,113

		391,755

China - 7.8%
Alibaba Group Holding Ltd., ADR *	1,489	321,235
Baidu, Inc., ADR *	3,388	406,197
Trip.com Group Ltd., ADR *	11,227	291,014

		1,018,446

Denmark - 2.6%
DSV Panalpina A/S (1)	2,713	330,991

France - 4.0%
Danone SA (1)	1,744	120,530
Sodexo SA (1)	2,904	196,199
Vivendi SA (1)	8,102	207,656

		524,385

Germany - 4.5%
Fresenius Medical Care AG & Co. KGaA (1)	5,827	496,776
Hella GmbH & Co. KGaA (1)	2,297	93,851

		590,627

India - 3.5%
Bharti Infratel Ltd. (1)	51,081	150,027
HCL Technologies Ltd. (1)	41,428	306,961

		456,988

Ireland - 3.7%
CRH plc (1)	9,315	318,592
Ryanair Holdings plc, Equity-Linked Security *(1)(2)(3)	14,041	167,761

		486,353

Japan - 2.1%
Seven & i Holdings Co. Ltd. (1)	4,473	145,962
Sony Corp. (1)	1,863	127,581

		273,543

Luxembourg - 1.1%
Tenaris SA (1)	16,551	106,695
Tenaris SA, ADR	2,550	32,968

		139,663

Netherlands - 4.8%
ING Groep NV (1)	49,442	343,468
NXP Semiconductors NV	2,434	277,621

		621,089

South Korea - 11.4%
NAVER Corp. (1)	2,741	614,773
Samsung Electronics Co. Ltd. (1)	16,667	738,843
Samsung Electronics Co. Ltd. (Preference) (1)	3,388	132,323

		1,485,939

Spain - 0.8%
Bankia SA (1)	97,992	104,215

Switzerland - 18.9%
ABB Ltd. (1)	32,138	722,385
Cie Financiere Richemont SA (1)	6,730	428,565
LafargeHolcim Ltd. *(1)	7,402	323,764
Novartis AG (1)	5,086	441,953
UBS Group AG (1)	46,586	535,201

		2,451,868

United Kingdom - 13.3%
CNH Industrial NV *(1)	13,279	92,767
Compass Group plc (1)	40,861	562,132
IMI plc (1)	7,322	83,591
John Wood Group plc (1)	3,427	8,214
Lloyds Banking Group plc (1)	530,115	204,501
RELX plc (1)	16,202	374,998
RELX plc (1)	3,992	92,264
Royal Bank of Scotland Group plc (1)	54,340	81,731
Tesco plc (1)	80,317	226,778

		1,726,976

United States - 8.0%
Arch Capital Group Ltd. *	17,911	513,144
Schlumberger Ltd.	17,002	312,667
Willis Towers Watson plc	1,074	211,485

		1,037,296

Total common stocks and equity-linked security (Cost $11,274,139)		12,272,166

SHORT-TERM INVESTMENTS - 5.0%

INVESTMENT COMPANIES - 5.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.11%	219,812	219,812
Federated Treasury Obligations Fund - Institutional Class, 0.10%	213,347	213,347
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.10%	213,347	213,347

Total short-term investments (Cost $646,506)		646,506

Artisan International Value Fund

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

Total investments - 99.4% (Cost $11,920,645)	12,918,672

Other assets less liabilities - 0.6%	80,605

Total net assets - 100.0% (4)	$12,999,277

Artisan International Value Fund

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $9,266,452, or 71.3% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013 - 06/24/2020	$137,646	$167,761	1.3%

(3)	Security is an equity-linked security issued by HSBC Bank plc. Equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations
ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNH	282,794	USD	39,307	JPM	10/22/2020	$445
USD	61,680	CNH	438,236	JPM	10/22/2020	79
USD	182,942	JPY	19,592,707	JPM	10/22/2020	1,157

Total unrealized appreciation						1,681

USD	623,600	CNH	4,457,169	JPM	10/22/2020	(2,928)

Total unrealized depreciation						(2,928)

Net unrealized depreciation						$(1,247)

CNH	Chinese yuan renminbi offshore
JPY	Japanese yen
USD	U.S. dollar
JPM	JPMorgan Chase Bank, N.A.

Artisan International Value Fund

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$1,626,281	12.6%
Consumer Discretionary	2,020,577	15.6
Consumer Staples	493,270	3.8
Energy	852,299	6.6
Financials	2,545,910	19.7
Health Care	938,729	7.3
Industrials	1,696,996	13.1
Information Technology	1,455,748	11.3
Materials	642,356	5.0
Short-Term Investments	646,506	5.0

Total investments	$12,918,672	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$1,541,945	11.9%
Canadian dollar	391,755	3.0
Danish krone	330,991	2.6
Euro	2,557,417	19.8
Indian rupee	456,988	3.5
Japanese yen	273,543	2.1
Korean won	1,485,939	11.5
Swiss franc	2,451,868	19.0
U.S. dollar	3,428,226	26.6

Total investments	$12,918,672	100.0%

See notes to N-PORT Part F.

Artisan Mid Cap Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.1%

Aerospace & Defense - 2.7%
L3Harris Technologies, Inc.	768	$130,266
Teledyne Technologies, Inc. *	116	35,915

		166,181

Auto Components - 1.1%
Aptiv plc	821	63,991

Biotechnology - 11.3%
Argenx SE, ADR *(1)	479	107,808
Ascendis Pharma A/S, ADR *(1)	947	139,989
BioNTech SE, ADR *(1)	678	45,264
Exact Sciences Corp. *	1,077	93,621
Genmab A/S *(1)(2)	525	175,574
Halozyme Therapeutics, Inc. *	2,372	63,597
Sage Therapeutics, Inc. *	414	17,205
Sarepta Therapeutics, Inc. *	239	38,259

		681,317

Capital Markets - 2.3%
MSCI, Inc.	171	56,951
Tradeweb Markets, Inc., Class A	1,453	84,486

		141,437

Commercial Services & Supplies - 0.8%
Cintas Corp.	188	50,044

Communications Equipment - 1.4%
Arista Networks, Inc. *	403	84,694

Diversified Consumer Services - 0.7%
Chegg, Inc. *	672	45,179

Electronic Equipment, Instruments & Components - 2.8%
Cognex Corp.	1,274	76,109
IPG Photonics Corp. *	91	14,633
Trimble, Inc. *	1,817	78,482

		169,224

Entertainment - 5.3%
Roku, Inc. *	179	20,877
Spotify Technology SA *	254	65,687
Take-Two Interactive Software, Inc. *	408	56,994
Zynga, Inc., Class A *	18,877	180,084

		323,642

Food Products - 0.4%
Beyond Meat, Inc.*	167	22,341

Health Care Equipment & Supplies - 5.4%
DexCom, Inc. *	483	195,911
West Pharmaceutical Services, Inc.	574	130,343

		326,254

Health Care Providers & Services - 1.6%
Centene Corp. *	1,542	98,002

Health Care Technology - 4.0%
Veeva Systems, Inc., Class A *	1,032	241,842

Hotels, Restaurants & Leisure - 1.5%
Chipotle Mexican Grill, Inc. *	85	89,432

Industrial Conglomerates - 1.9%
Roper Technologies, Inc.	299	115,915

Interactive Media & Services - 1.3%
Match Group, Inc. *	707	75,647

Internet & Direct Marketing Retail - 0.5%
Wayfair, Inc., Class A *	166	32,762

IT Services - 8.5%
Adyen NV *(1)(2)	44	64,306
Fidelity National Information Services, Inc.	888	119,100
Global Payments, Inc.	1,515	256,902
Pagseguro Digital Ltd., Class A *(1)	2,140	75,622

		515,930

Leisure Products - 0.8%
Peloton Interactive, Inc., Class A *	879	50,767

Life Sciences Tools & Services - 4.0%
Adaptive Biotechnologies Corp. *	594	28,747
Agilent Technologies, Inc.	733	64,780
Lonza Group AG (1)(2)	276	145,572

		239,099

Machinery - 3.3%
Fortive Corp.	1,441	97,465
IDEX Corp.	230	36,303
Ingersoll Rand, Inc. *	2,276	64,012

		197,780

Media - 1.7%
New York Times Co. (The), Class A	2,420	101,721

Multiline Retail - 1.8%
Ollie’s Bargain Outlet Holdings, Inc.*	1,103	107,733

Multi-Utilities - 2.6%
Ameren Corp.	1,184	83,331
CMS Energy Corp.	1,251	73,071

		156,402

Pharmaceuticals - 2.2%
Catalent, Inc. *	1,791	131,291

Professional Services - 4.5%
IHS Markit Ltd.	1,901	143,546
TransUnion	684	59,497
Verisk Analytics, Inc.	403	68,610

		271,653

Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc. *	904	47,536
Lattice Semiconductor Corp. *	1,854	52,631
Skyworks Solutions, Inc.	691	88,380

		188,547

Software - 17.7%
Atlassian Corp. plc, Class A *	1,257	226,521
Ceridian HCM Holding, Inc. *	1,194	94,655
Datadog, Inc., Class A *	1,001	87,006
Guidewire Software, Inc. *	1,091	120,884
HubSpot, Inc. *	518	116,205
Slack Technologies, Inc., Class A *	1,942	60,372

Artisan Mid Cap Fund

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

Synopsys, Inc. *	201	39,227
Tyler Technologies, Inc. *	69	23,772
Zoom Video Communications, Inc., Class A *	777	196,974
Zscaler, Inc. *	967	105,843

		1,071,459

Specialty Retail - 1.4%
Burlington Stores, Inc. *	418	82,239

Textiles, Apparel & Luxury Goods - 0.5%
Lululemon Athletica, Inc. *	105	32,709

Total common stocks (Cost $3,458,792)		5,875,234

SHORT-TERM INVESTMENTS - 3.1%

INVESTMENT COMPANIES - 3.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.11%	64,289	64,289
Federated Treasury Obligations Fund - Institutional Class, 0.10%	62,398	62,398
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.10%	62,399	62,399

Total short-term investments (Cost $189,086)		189,086

Total investments - 100.2% (Cost $3,647,878)		6,064,320

Other assets less liabilities - (0.2%)		(10,487)

Total net assets - 100.0% (3)		$6,053,833

Artisan Mid Cap Fund

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Adyen NV	Netherlands	Euro
Argenx SE	Netherlands	U.S. dollar
Ascendis Pharma A/S	Denmark	U.S. dollar
BioNTech SE	Germany	U.S. dollar
Genmab A/S	Denmark	Danish krone
Lonza Group AG	Switzerland	Swiss franc
Pagseguro Digital Ltd.	Brazil	U.S. dollar

(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $385,452, or 6.4% of total net assets. See notes (A) and (B) in the accompanying notes.

(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation
ADR	American Depositary Receipt

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$501,010	8.3%
Consumer Discretionary	504,812	8.3
Consumer Staples	22,341	0.4
Financials	141,437	2.3
Health Care	1,717,805	28.3
Industrials	801,573	13.2
Information Technology	2,029,854	33.5
Utilities	156,402	2.6
Short-Term Investments	189,086	3.1

Total investments	$6,064,320	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Danish krone	$175,574	2.9%
Euro	64,306	1.1
Swiss franc	145,572	2.4
U.S. dollar	5,678,868	93.6

Total investments	$6,064,320	100.0%

See notes to N-PORT Part F.

Artisan Mid Cap Value Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.5%

Aerospace & Defense - 0.8%
Spirit AeroSystems Holdings, Inc., Class A	611	$14,619

Air Freight & Logistics - 2.1%
Expeditors International of Washington, Inc.	467	35,516

Auto Components - 5.7%
BorgWarner, Inc.	1,258	44,406
Gentex Corp.	2,079	53,584

		97,990

Automobiles - 4.8%
Thor Industries, Inc.	767	81,655

Banks - 7.7%
BOK Financial Corp.	527	29,747
Fifth Third Bancorp	2,101	40,501
M&T Bank Corp.	344	35,805
Pinnacle Financial Partners, Inc.	610	25,625

		131,678

Capital Markets - 2.3%
Moelis & Co., Class A	1,249	38,909

Chemicals - 4.9%
Axalta Coating Systems Ltd. *	1,055	23,785
Celanese Corp.	395	34,102
Corteva, Inc.	946	25,355

		83,242

Consumer Finance - 1.5%
Synchrony Financial	1,142	25,302

Diversified Consumer Services - 1.5%
H&R Block, Inc.	1,742	24,874

Diversified Telecommunication Services - 1.1%
GCI Liberty, Inc., Class A *	254	18,087

Electronic Equipment, Instruments & Components - 1.8%
Arrow Electronics, Inc. *	454	31,206

Entertainment - 2.8%
Electronic Arts, Inc. *	222	29,381
Lions Gate Entertainment Corp., Class A *	1,288	9,542
Lions Gate Entertainment Corp., Class B *	1,395	9,525

		48,448

Equity Real Estate Investment Trusts (REITs) - 5.4%
Lamar Advertising Co., Class A	631	42,147
Public Storage	78	14,879
STORE Capital Corp.	710	16,910
Weyerhaeuser Co.	786	17,647

		91,583

Food & Staples Retailing - 3.8%
Kroger Co. (The)	1,133	38,359
Sysco Corp.	483	26,426

		64,785

Food Products - 1.9%
Tyson Foods, Inc., Class A	555	33,158

Health Care Equipment & Supplies - 2.6%
DENTSPLY SIRONA, Inc.	1,004	44,234

Health Care Providers & Services - 2.2%
AmerisourceBergen Corp.	378	38,114

Hotels, Restaurants & Leisure - 3.8%
Marriott International, Inc., Class A	384	32,946
Vail Resorts, Inc.	178	32,332

		65,278

Insurance - 10.0%
Aon plc, Class A	186	35,789
Arch Capital Group Ltd. *	1,528	43,788
Globe Life, Inc.	653	48,478
Progressive Corp. (The)	531	42,578

		170,633

Interactive Media & Services - 4.2%
IAC/interactivecorp *	221	71,431

Internet & Direct Marketing Retail - 2.8%
Expedia Group, Inc.	587	48,216

Machinery - 1.1%
Otis Worldwide Corp.	337	19,164

Marine - 2.0%
Kirby Corp. *	626	33,527

Media - 4.8%
News Corp., Class A	2,678	31,767
Omnicom Group, Inc.	618	33,769
ViacomCBS, Inc.	688	16,045

		81,581

Road & Rail - 2.7%
AMERCO	153	46,346

Semiconductors & Semiconductor Equipment - 4.1%
Analog Devices, Inc.	565	69,312

Specialty Retail - 2.8%
AutoNation, Inc. *	1,283	48,216

Technology Hardware, Storage & Peripherals - 1.7%
NetApp, Inc.	670	29,706

Trading Companies & Distributors - 2.6%
Air Lease Corp.	1,498	43,872

Total common stocks (Cost $1,283,822)		1,630,682

Artisan Mid Cap Value Fund

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

SHORT-TERM INVESTMENTS - 4.3%

INVESTMENT COMPANIES - 4.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.11%	24,911	24,911
Federated Treasury Obligations Fund - Institutional Class, 0.10%	24,178	24,178
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.10%	24,179	24,179

Total short-term investments (Cost $73,268)		73,268

Total investments - 99.8% (Cost $1,357,090)		1,703,950

Other assets less liabilities - 0.2%		3,446

Total net assets - 100.0% (1)		$1,707,396

Artisan Mid Cap Value Fund

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

*	Non-income producing security.
(1)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$219,547	12.9%
Consumer Discretionary	366,229	21.5
Consumer Staples	97,943	5.8
Financials	366,522	21.5
Health Care	82,348	4.8
Industrials	193,044	11.3
Information Technology	130,224	7.6
Materials	83,242	4.9
Real Estate	91,583	5.4
Short-Term Investments	73,268	4.3

Total investments	$1,703,950	100.0%

See notes to N-PORT Part F.

Artisan Select Equity Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held		Value
COMMON STOCKS - 94.3%

Aerospace & Defense - 2.1%
BAE Systems plc (1)(2)	43		$257

Air Freight & Logistics - 3.5%
FedEx Corp.	3		435

Airlines - 2.0%
Southwest Airlines Co.	7		250

Banks - 4.8%
Citigroup, Inc.	12		599

Capital Markets - 4.0%
Bank of New York Mellon Corp. (The)	13		493

Construction Materials - 3.3%
HeidelbergCement AG (1)(2)	8		405

Consumer Finance - 5.1%
American Express Co.	7		628

Diversified Financial Services - 4.5%
Berkshire Hathaway, Inc., Class B *	3		555

Health Care Equipment & Supplies - 5.5%
DENTSPLY SIRONA, Inc.	15		676

Health Care Providers & Services - 5.4%
Anthem, Inc.	3		668

Insurance - 7.3%
Marsh & McLennan Cos., Inc.	4		402
Progressive Corp. (The)	6		504

			906

Interactive Media & Services - 11.1%
Alphabet, Inc., Class A *	1		718
Facebook, Inc., Class A *	3		663

			1,381

Internet & Direct Marketing Retail - 9.0%
Booking Holdings, Inc.*	—	(3)	653
Expedia Group, Inc.	6		462

			1,115

IT Services - 9.1%
Cognizant Technology Solutions Corp., Class A	11		635
Visa, Inc., Class A	3		498

			1,133

Software - 5.7%
Oracle Corp.	13		700

Specialty Retail - 4.4%
Advance Auto Parts, Inc.	4		548

Technology Hardware, Storage & Peripherals - 4.3%
Samsung Electronics Co. Ltd. (1)(2)	12		533

Textiles, Apparel & Luxury Goods - 3.2%
Cie Financiere Richemont SA (1)(2)	6		398

Total common stocks (Cost $11,602)			11,680

SHORT-TERM INVESTMENTS - 5.2%

INVESTMENT COMPANIES - 5.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.11%	221		221
Federated Treasury Obligations Fund - Institutional Class, 0.10%	214		214
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.10%	214		214

Total short-term investments (Cost $649)			649

Total investments - 99.5% (Cost $12,251)			12,329

Other assets less liabilities - 0.5%			57

Total net assets - 100.0%(4)			$12,386

Artisan Select Equity Fund

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
BAE Systems plc	United Kingdom	British pound
Cie Financiere Richemont SA	Switzerland	Swiss franc
HeidelbergCement AG	Germany	Euro
Samsung Electronics Co. Ltd.	South Korea	Korean won

(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,593, or 12.9% of total net assets. See notes (A) and (B) in the accompanying notes.

(3)	Amount less than one.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$1,381	11.2%
Consumer Discretionary	2,061	16.7
Financials	3,181	25.8
Health Care	1,344	10.9
Industrials	942	7.6
Information Technology	2,366	19.2
Materials	405	3.3
Short-Term Investments	649	5.3

Total investments	$12,329	100.0%

Artisan Select Equity Fund

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$257	2.1%
Euro	405	3.3
Korean won	533	4.3
Swiss franc	398	3.2
U.S. dollar	10,736	87.1

Total investments	$12,329	100.0%

See notes to N-Port Part F.

Artisan Small Cap Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 96.8%

Aerospace & Defense - 4.8%
BWX Technologies, Inc.	505	$28,611
Cubic Corp.	468	22,496
Teledyne Technologies, Inc. *	237	73,799

		124,906

Biotechnology - 16.4%
Acceleron Pharma, Inc. *	345	32,870
Argenx SE, ADR *(1)	302	68,118
Ascendis Pharma A/S, ADR *(1)	441	65,254
Halozyme Therapeutics, Inc. *	4,324	115,929
Iovance Biotherapeutics, Inc. *	1,700	46,676
Orchard Therapeutics plc, ADR *(1)	1,626	9,755
Radius Health, Inc. *	781	10,647
Sage Therapeutics, Inc. *	134	5,590
Twist Bioscience Corp. *	167	7,563
Veracyte, Inc. *	1,964	50,879
Y-mAbs Therapeutics, Inc. *	358	15,463

		428,744

Building Products - 0.6%
Trex Co., Inc. *	126	16,354

Capital Markets - 0.8%
Morningstar, Inc.	155	21,911

Diversified Consumer Services - 5.7%
Bright Horizons Family Solutions, Inc. *	166	19,444
Chegg, Inc. *	1,939	130,449

		149,893

Electronic Equipment, Instruments & Components - 3.0%
Cognex Corp.	286	17,080
Novanta, Inc. *	576	61,486

		78,566

Entertainment - 3.5%
Zynga, Inc., Class A *	9,544	91,049

Food & Staples Retailing - 1.2%
Casey’s General Stores, Inc.	206	30,751

Health Care Equipment & Supplies - 3.3%
Glaukos Corp. *	777	29,867
iRhythm Technologies, Inc. *	88	10,208
Mesa Laboratories, Inc.	74	15,937
Shockwave Medical, Inc. *	117	5,540
Vapotherm, Inc. *	577	23,661

		85,213

Health Care Providers & Services - 1.0%
HealthEquity, Inc. *	424	24,876

Health Care Technology - 1.6%
Tabula Rasa HealthCare, Inc. *	746	40,842

Hotels, Restaurants & Leisure - 1.3%
Papa John’s International, Inc.	231	18,323
Wingstop, Inc.	104	14,477

		32,800

IT Services - 1.5%
Evo Payments, Inc., Class A *	598	13,644
LiveRamp Holdings, Inc. *	587	24,944

		38,588

Life Sciences Tools & Services - 4.4%
Adaptive Biotechnologies Corp. *	402	19,465
NeoGenomics, Inc. *	2,722	84,328
Repligen Corp. *	92	11,311

		115,104

Machinery - 3.6%
Ingersoll Rand, Inc. *	1,482	41,670
John Bean Technologies Corp.	615	52,910

		94,580

Media - 1.6%
New York Times Co. (The), Class A	984	41,352

Multiline Retail - 3.3%
Ollie’s Bargain Outlet Holdings, Inc. *	893	87,238

Pharmaceuticals - 1.1%
MyoKardia, Inc. *	111	10,695
Tricida, Inc. *	692	19,020

		29,715

Professional Services - 1.8%
Clarivate plc *(1)	2,100	46,896

Semiconductors & Semiconductor Equipment - 5.6%
Cree, Inc. *	811	47,981
Lattice Semiconductor Corp. *	1,589	45,098
Monolithic Power Systems, Inc.	228	54,074

		147,153

Software - 29.5%
ACI Worldwide, Inc. *	1,557	42,033
Avalara, Inc. *	401	53,372
Blackline, Inc. *	1,204	99,853
Coupa Software, Inc. *	276	76,592
Guidewire Software, Inc. *	584	64,744
HubSpot, Inc. *	345	77,302
LivePerson, Inc. *	1,819	75,381
Paylocity Holding Corp. *	73	10,676
PROS Holdings, Inc. *	429	19,079
Q2 Holdings, Inc. *	1,194	102,431
RealPage, Inc. *	435	28,256
Tyler Technologies, Inc. *	155	53,711
Zscaler, Inc. *	615	67,311

		770,741

Specialty Retail - 1.2%
Floor & Decor Holdings, Inc., Class A *	556	32,063

Total common stocks (Cost $1,575,121)		2,529,335

Artisan Small Cap Fund

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

SHORT-TERM INVESTMENTS - 2.9%

INVESTMENT COMPANIES - 2.9%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.11%	25,302	25,302
Federated Treasury Obligations Fund - Institutional Class, 0.10%	24,558	24,558
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.10%	24,558	24,558

Total short-term investments (Cost $74,418)		74,418

Total investments - 99.7% (Cost $1,649,539)		2,603,753

Other assets less liabilities - 0.3%		7,067

Total net assets - 100.0% (2)		$2,610,820

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Argenx SE	Netherlands	U.S. dollar
Ascendis Pharma A/S	Denmark	U.S. dollar
Clarivate plc	United Kingdom	U.S. dollar
Orchard Therapeutics plc	United Kingdom	U.S. dollar

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Artisan Small Cap Fund

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

Abbreviation

ADR     American Depositary Receipt

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$132,401	5.1%
Consumer Discretionary	301,994	11.6
Consumer Staples	30,751	1.2
Financials	21,911	0.8
Health Care	724,494	27.8
Industrials	282,736	10.9
Information Technology	1,035,048	39.7
Short-Term Investments	74,418	2.9

Total investments	$2,603,753	100.0%

See Notes to N-PORT Part F.

Artisan Sustainable Emerging Markets Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 96.6%

Argentina - 4.1%
Globant SA *	3	$496
MercadoLibre, Inc. *	2	1,546

		2,042

Brazil - 5.6%
Arco Platform Ltd., Class A *	10	415
Cia Energetica de Minas Gerais (Preference) *	122	249
Grupo SBF SA *	54	325
Itau Unibanco Holding SA (Preference)	116	548
Linx SA	63	294
Petroleo Brasileiro SA *	96	401
Vale SA *	50	519

		2,751

Chile - 1.0%
Empresa Nacional de Telecomunicaciones SA	73	473

China - 26.1%
Alibaba Group Holding Ltd., ADR *	19	4,079
Alibaba Group Holding Ltd. *(1)	16	438
Baidu, Inc., ADR *	5	592
Baozun, Inc., ADR *	13	495
China Life Insurance Co. Ltd., Class H *(1)	262	526
China Traditional Chinese Medicine Holdings Co. Ltd. (1)	1,448	698
Estun Automation Co. Ltd., Class A *(1)	302	511
Haier Smart Home Co. Ltd., Class A (1)	153	385
iQIYI, Inc., ADR *	19	439
Noah Holdings Ltd., ADR *	20	515
Prosus NV *(1)	19	1,789
Sinopharm Group Co. Ltd., Class H (1)	198	507
Tencent Music Entertainment Group, ADR *	20	273
Trip.com Group Ltd., ADR *	22	562
Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A (1)	34	523
Zhuzhou CRRC Times Electric Co. Ltd., Class H (1)	200	512

		12,844

Colombia - 0.8%
Banco Davivienda SA (Preference)	50	372

Greece - 1.6%
Alpha Bank AE *(1)	309	231
JUMBO SA (1)	32	569

		800

Hong Kong - 5.0%
AIA Group Ltd. (1)	91	847
China High Precision Automation Group Ltd. *(1)(2)	9,066	—
Sino Biopharmaceutical Ltd. (1)	855	1,612

		2,459

India - 8.4%
Havells India Ltd. (1)	63	486
ICICI Bank Ltd. (1)	173	800
Kajaria Ceramics Ltd. (1)	104	541
Metropolis Healthcare Ltd. (1)	20	368
Reliance Industries Ltd. (1)	71	1,606
Westlife Development Ltd. *(1)	84	344

		4,145

Indonesia - 3.5%
Astra International Tbk. PT (1)	1,023	344
Bank Rakyat Indonesia Persero Tbk. PT (1)	2,319	495
Indofood CBP Sukses Makmur Tbk. PT *(1)	612	400
Telekomunikasi Indonesia Persero Tbk. PT (1)	2,357	504

		1,743

Malaysia - 1.0%
Public Bank Bhd. (1)	124	480

Mexico - 0.5%
Cemex SAB de CV	955	269

Panama - 0.7%
Copa Holdings SA, Class A	7	343

Peru - 1.0%
Credicorp Ltd.	4	506

Russia - 9.1%
Lukoil PJSC, ADR (1)	12	876
MMC Norilsk Nickel PJSC, ADR (1)	28	732
Polyus PJSC, GDR (1)	15	1,301
Sberbank of Russia PJSC (1)	272	775
TCS Group Holding plc, GDR (1)	17	351
Yandex NV, Class A *	9	455

		4,490

Saudi Arabia - 0.4%
Leejam Sports Co. JSC (1)	13	196

South Africa - 1.8%
FirstRand Ltd. (1)	202	443
Foschini Group Ltd. (The) (1)	121	447

		890

South Korea - 10.9%
BGF retail Co. Ltd. (1)	5	534
Samsung Biologics Co. Ltd. *(1)	2	1,102
Samsung Electronics Co. Ltd. (1)	75	3,316

Artisan Sustainable Emerging Markets Fund

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

Shinhan Financial Group Co. Ltd. (1)	18	439

		5,391

Taiwan - 13.9%
E Ink Holdings, Inc. (1)	708	972
MediaTek, Inc. (1)	71	1,385
Sunny Friend Environmental Technology Co. Ltd. (1)	123	1,077
Taiwan Semiconductor Manufacturing Co. Ltd. (1)	323	3,414

		6,848

Thailand - 0.5%
Bangkok Bank PCL (1)	66	231

Turkey - 0.7%
Turkiye Sinai Kalkinma Bankasi A/S *(1)	1,951	367

Total common stocks (Cost $41,279)		47,640

SHORT-TERM INVESTMENTS - 3.5%

INVESTMENT COMPANIES - 3.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.11%	579	579
Federated Treasury Obligations Fund - Institutional Class, 0.10%	561	561
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.10%	561	561

Total short-term investments (Cost $1,701)		1,701

Total investments - 100.1% (Cost $42,980)		49,341

Other assets less liabilities - (0.1)%		(44)

Total net assets - 100.0% (3)		$49,297

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $33,474, or 67.9% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Artisan Sustainable Emerging Markets Fund

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$2,736	5.5%
Consumer Discretionary	11,934	24.2
Consumer Staples	934	1.9
Energy	2,883	5.8
Financials	7,926	16.1
Health Care	4,287	8.7
Industrials	3,470	7.0
Information Technology	10,400	21.1
Materials	2,821	5.7
Utilities	249	0.5
Short-Term Investments	1,701	3.5

Total investments	$49,341	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$2,336	4.7%
Chilean peso	473	1.0
Chinese yuan renminbi offshore	1,419	2.9
Colombian peso	372	0.8
Euro	2,589	5.2
Hong Kong dollar	5,140	10.4
Indian rupee	4,145	8.4
Indonesian rupiah	1,743	3.5
Korean won	5,391	10.9
Malaysian ringgit	480	1.0
Mexican peso	269	0.6
New Taiwan dollar	6,848	13.9
Saudi riyal	196	0.4
South African rand	890	1.8
Thai baht	231	0.5
Turkish lira	367	0.7
U.S. dollar	16,452	33.3

Total investments	$49,341	100.0%

See notes to N-PORT Part F.

Artisan Value Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.4%

Aerospace & Defense - 5.0%
Airbus SE *(1)(2)	82	$5,817
Raytheon Technologies Corp.	166	10,232

		16,049

Air Freight & Logistics - 3.2%
FedEx Corp.	74	10,322

Auto Components - 1.8%
Cie Generale des Etablissements
Michelin SCA (1)(2)	56	5,853

Banks - 3.2%
Citigroup, Inc.	201	10,276

Biotechnology - 1.4%
AbbVie, Inc.	47	4,590

Capital Markets - 5.5%
E*TRADE Financial Corp.	177	8,795
Goldman Sachs Group, Inc. (The)	43	8,588

		17,383

Chemicals - 3.2%
Celanese Corp.	54	4,662
DuPont de Nemours, Inc.	102	5,443

		10,105

Communications Equipment - 3.5%
Cisco Systems, Inc.	236	11,025

Consumer Finance - 2.4%
Synchrony Financial	344	7,614

Diversified Financial Services - 4.5%
Berkshire Hathaway, Inc., Class B *	80	14,246

Diversified Telecommunication Services - 0.2%
GCI Liberty, Inc., Class A *	11	757

Entertainment - 1.3%
Electronic Arts, Inc.*	31	4,139

Health Care Equipment & Supplies - 1.9%
Medtronic plc	66	6,026

Health Care Providers & Services - 3.4%
Fresenius Medical Care AG & Co. KGaA (1)(2)	126	10,778

Hotels, Restaurants & Leisure - 4.6%
Compass Group plc(1)(2)	568	7,818
Marriott International, Inc., Class A	81	6,977

		14,795

Insurance - 1.8%
Arch Capital Group Ltd. *	196	5,606

Interactive Media & Services - 9.4%
Alphabet, Inc., Class C *	14	20,291
Facebook, Inc., Class A *	43	9,798

		30,089

Internet & Direct Marketing Retail - 4.2%
Booking Holdings, Inc. *	8	13,210

Machinery - 0.4%
Otis Worldwide Corp.	23	1,295

Media - 5.3%
Comcast Corp., Class A	321	12,525
ViacomCBS, Inc.	180	4,189

		16,714

Oil, Gas & Consumable Fuels - 1.2%
EOG Resources, Inc.	75	3,816

Pharmaceuticals - 3.0%
Sanofi (1)(2)	94	9,579

Semiconductors & Semiconductor Equipment - 2.4%
NXP Semiconductors NV (1)	67	7,584

Software - 1.7%
Oracle Corp.	100	5,539

Specialty Retail - 2.6%
AutoNation, Inc. *	222	8,329

Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	26	9,416
Samsung Electronics Co. Ltd. (Preference) (1)(2)	238	9,313

		18,729

Tobacco - 7.5%
Altria Group, Inc.	224	8,787
Philip Morris International, Inc.	124	8,717
Swedish Match AB (1)(2)	92	6,426

		23,930

Trading Companies & Distributors - 2.9%
Air Lease Corp.	311	9,114

Total common stocks (Cost $243,093)		297,492

Total investments - 93.4% (Cost $243,093)		297,492

Other assets less liabilities - 6.6%		21,055

Total net assets - 100.0% (3)		$318,547

Artisan Value Fund

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares and dollar values in thousands

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Airbus SE	France	Euro
Cie Generale des Etablissements Michelin SCA	France	Euro
Compass Group plc	United Kingdom	British pound
Fresenius Medical Care AG & Co. KGaA	Germany	Euro
NXP Semiconductors NV	Netherlands	U.S. dollar
Samsung Electronics Co. Ltd. (Preference)	South Korea	Korean won
Sanofi	France	Euro
Swedish Match AB	Sweden	Swedish krona

(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $55,584, or 17.4% of total net assets. See notes (A) and (B) in the accompanying notes.

(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation

Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$51,699	17.4%
Consumer Discretionary	42,187	14.2
Consumer Staples	23,930	8.0
Energy	3,816	1.3
Financials	55,125	18.5
Health Care	30,973	10.4
Industrials	36,780	12.4
Information Technology	42,877	14.4
Materials	10,105	3.4

Total investments	$297,492	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$7,818	2.6%
Euro	32,027	10.8
Korean won	9,313	3.1
Swedish krona	6,426	2.2
U.S. dollar	241,908	81.3

Total investments	$297,492	100.0%

See notes to N-PORT Part F.

ARTISAN PARTNERS FUNDS

Notes to N-PORT Part F – June 30, 2020 (Unaudited)

As of June 30, 2020, Artisan Partners Funds, Inc. (“Artisan Partners Funds”) is a series company comprised of sixteen series and follows specialized accounting and reporting under FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

(A) Valuation:

The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented.

In determining each Fund’s NAV for financial reporting purposes, each equity security and exchange traded fund (“ETF”) traded on a securities exchange, including the Nasdaq Stock Market, or over-the-counter was valued at the closing price on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for an equity security from the principal exchange, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market. Equity-linked securities, such as participation certificates, participation notes or access notes, are valued by referencing the underlying security if market quotations are not readily available. Exchange traded option contracts were valued at the mid price (average of the bid price and ask price) as provided by the pricing vendor at the close of trading on the contract’s principal exchange. Exchange traded futures contracts were valued at the settlement price as provided by the pricing vendor at the close of trading on the principal exchange. Shares of open-end investment companies were valued at the latest net asset value reported by the investment company.

Fixed income securities were valued at market value. Market values were generally evaluations based on the judgment of the Funds’ pricing vendors, which may consider, among other factors, the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.

Securities or other assets for which market quotations were not readily available were valued by the Funds’ valuation committee at a fair value determined in good faith under procedures established by and under the general supervision of the board of directors of the Funds. A market quotation was considered to be not readily available,

2	Artisan Partners Funds

NOTES TO N-PORT PART F (UNAUDITED) - (continued)

and a Fund therefore used fair value pricing, if, among other things, there were no quotations, pricing data was not provided by an approved pricing vendor, the valuation committee believed that the quotation, price or market value resulting from the Funds’ valuation procedures did not reflect a fair value of the security or asset, or the value of the security or asset might have been materially affected by events occurring after the close of the market in which the security or asset was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent event could include a company-specific development, a development that might affect an entire market or region, a potentially global development or a significant change in values of market indices, ETFs or other financial instruments in the U.S. or other markets. The Funds monitored for subsequent events using several tools. In fair valuing non-U.S. equity securities and equity-linked securities, the Funds have used adjustment factors provided by a third party valuation service when there were subsequent events or expected or unexpected market closures. The third party valuation service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

When fair value pricing is employed, the value of a security or asset used by a Fund to calculate its NAV could differ from quoted or published prices for the same security or asset. Estimates of fair values utilized by the Funds as described above could differ from the value realized on the sale of those securities or assets in the future and the differences could be material to the NAV of the applicable Fund.

Securities and other assets and liabilities denominated in a foreign currency were translated into U.S. dollars using spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation

(B) Fair value measurements:

Under US GAAP for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in

Artisan Partners Funds	3

NOTES TO N-PORT PART F (UNAUDITED) - (continued)

pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•

Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the U.S. where the applicable trading market was closed or factors were applied to prices as a result of significant market movements following the close of local trading)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques for the Funds’ major classes of assets are found in Note (A). A description of the fair value leveling techniques is described below:

Equity securities, ETFs, investment companies, exchange traded options contracts and exchange traded futures contracts are generally categorized as Level 1. Bank loans, corporate bonds, equity-linked securities, foreign currency forward contracts, foreign equity securities in which the closing price or bid quotation are adjusted for significant events, or local market holidays or other unscheduled market closures, are generally categorized as Level 2. Securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of June 30, 2020 (in thousands):

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Developing World
Common Stocks (1)
Developed Markets	$1,579,478	$576,342	$—	$2,155,820
Emerging Asia	1,108,984	1,254,099	—	2,363,083
Europe, Middle East & Africa	109,489	—	—	109,489
Latin America	456,766	—	—	456,766
Investment Companies	6,780	—	—	6,780
Total Investments	$3,261,497	$1,830,441	$—	$5,091,938
Focus
Common Stocks (1)	$1,050,117	$112,431	$—	$1,162,548
Options Purchased	57,091	—	—	57,091
Investment Companies	37,070	—	—	37,070
Total Investments	1,144,278	112,431	—	1,256,709
Foreign Currency Forward Contracts(2)	—	(3,029)	—	(3,029)
Written Option Contracts	(673)	—	—	(673)
Total	$1,143,605	$109,402	$—	$1,253,007
Global Discovery
Common Stocks (1)
Americas	$103,783	$—	$—	$103,783
Emerging Markets	4,718	2,453	—	7,171
Europe	7,331	39,589	—	46,920
Pacific Basin	—	9,573	—	9,573
Investment Companies	7,593	—	—	7,593
Total Investments	$123,425	$51,615	$—	$175,040
Global Equity
Common Stocks (1)
Americas	$122,743	$—	$—	$122,743
Emerging Markets	2,124	13,222	—	15,346
Europe	8,915	64,128	—	73,043
Pacific Basin	—	14,813	—	14,813
Rights(1)
Americas	4	—	—	4
Investment Companies	3,692	—	—	3,692
Total Investments	$137,478	$92,163	$—	$229,641
Global Opportunities
Common Stocks (1)
Americas	$2,151,632	$—	$—	$2,151,632
Emerging Markets	110,382	64,684	—	175,066
Europe	—	1,247,442	—	1,247,442
Pacific Basin	—	338,169	—	338,169
Investment Companies	171,845	—	—	171,845
Total Investments	$2,433,859	$1,650,295	$—	$4,084,154

4	Artisan Partners Funds

NOTES TO N-PORT PART F (UNAUDITED) - (continued)

Global Value
Common Stocks (1)
Americas	$1,146,230	$—	$—		$1,146,230
Emerging Markets	99,949	101,436	—		201,385
Europe	72,259	587,247	—		659,506
Investment Companies	28,359	—	—		28,359
Total Investments	1,346,797	688,683	—		2,035,480
Foreign Currency Forward Contracts (2)	—	(170)	—		(170)
Total	$1,346,797	$688,513	$—		$2,035,310
High Income
Corporate Bonds (1)	$—	$3,069,583	$—		$3,069,583
Loan Participations (1)	—	1,093,844	—		1,093,844
Convertible Bonds (1)	—	5,774	—		5,774
Preferred Stock (1)	—	129	—	(3)	129
Common Stock (1)	—	20	—		20
Investment Companies	263,388	—	—		263,388
Total Investments	263,388	4,169,350	—	(3)	4,432,738
Futures (2)	(781)	—	—		(781)
Total	$262,607	$4,169,350	$—	(3)	$4,431,957
International
Common Stocks and Equity-Linked Security (1)
Americas	$1,620,205	$—	$—		$1,620,205
Emerging Markets	178,029	669,308	—		847,337
Europe	221,540	5,324,775	—		5,546,315
Middle East	150,498	—	—		150,498
Pacific Basin	—	740,706	—		740,706
Investment Companies	277,234	—	—		277,234
Total Investments	$2,447,506	$6,734,789	$—		$9,182,295
International Small-Mid
Common Stocks (1)
Americas	$443,962	$796	$—		$444,758
Emerging Markets	98,654.00	18,673	—		117,327
Europe	15,197	1,208,187	—		1,223,384
Middle East	156,792	26,167.00	—		182,959
Pacific Basin	—	411,845	—		411,845
Investment Companies	147,131	—	—		147,131
Total Investments	$861,736	$1,665,668	$—		$2,527,404
International Value
Common Stocks (1)
Americas	$1,429,051	$—	$—		$1,429,051
Emerging Markets	1,266,074	1,942,927	—		3,209,001
Europe	310,589	7,049,982	—		7,360,571
Pacific Basin	—	273,543.00	—		273,543
Investment Companies	646,506	—	—		646,506
Total Investments	3,652,220	9,266,452	—		12,918,672
Foreign Currency Forward Contracts (2)	—	(1,247)	—		(1,247)
Total	$3,652,220	$9,265,205	$—		$12,917,425
Mid Cap
Common Stocks (1)	$5,489,782	$385,452	$—		$5,875,234
Investment Companies	189,086	—	—		189,086
Total Investments	$5,678,868	$385,452	$—		$6,064,320
Mid Cap Value
Common Stocks (1)	$1,630,682	$—	$—		$1,630,682
Investment Companies	73,268	—	—		73,268
Total Investments	$1,703,950	$—	$—		$1,703,950
Select Equity
Common Stocks (1)	$10,087	$1,593	$—		$11,680
Investment Companies	649	—	—		649
Total Investments	$10,736	$1,593	$—		$12,329
Small Cap
Common Stocks (1)	$2,529,335	$—	$—		$2,529,335
Investment Companies	74,418	—	—		74,418
Total Investments	$2,603,753	$—	$—		$2,603,753
Sustainable Emerging Markets
Common Stocks (1)
Developed Markets	$—	$2,459	$—		$2,459
Emerging Asia	6,955	24,727	—	(3)	31,682
Europe, Middle East & Africa	455	6,288	—		6,743
Latin America	6,756	—	—		6,756
Investment Companies	1,701	—	—		1,701
Total Investments	$15,867	$33,474	$—	(3)	$49,341
Value
Common Stocks (1)	$241,908	$55,584	$—		$297,492
Total Investments	$241,908	$55,584	$—		$297,492

(1)	See the Fund’s Schedule of Investments for industry or country classifications.
(2)	Foreign currency forward contracts are valued at unrealized appreciation (depreciation).
(3)	Valued at $0.

Artisan Partners Funds	5

NOTES TO N-PORT PART F (UNAUDITED) – (continued)

Information about Level 3 fair value measurements (dollar values in thousands):

Assets	Fair Value at June 30, 2020		Unobservable Input(s)	Impact to Fair Value from an Increase in Input
High Income Fund
Preferred Stock	$—	(1)	100% discount for lack of marketability	N/A
Sustainable Emerging Markets Fund
Common Stock	$—	(1)	Last quote in inactive market less 100% discount	N/A

(1)	Includes one or more securities valued at $0.

As of June 30, 2020, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is as follows (in thousands):

	High Income Fund		Sustainable Emerging Markets Fund
Balance as of September 30, 2019	$322	(1)	$—	(1)
Transfers into Level 3	—		—
Net change in unrealized appreciation (depreciation)	6,224		—
Purchases	—		—
Sales	—		—
Realized Gain/Loss	(6,546)		—
Transfers out of Level 3	—		—

Balance as of June 30, 2020	$—	(1)	$—	(1)

Net change in unrealized appreciation (depreciation) for investments held as of June 30, 2020	$6,546		$—

(1)	Includes one or more securities valued at $0.

(C) Transactions in securities of affiliates:

The table below shows information about securities of Fund “affiliates” (as defined below) that were held by a Fund, purchased or sold by a Fund, or from which dividends were received by a Fund during the period ended June 30, 2020 (shares and dollar values in thousands). Each Fund identifies a company as an affiliate for the purpose of this report if the Fund owned voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the 1940 Act) during the period ended June 30, 2020. Transactions in securities of affiliates:

		As of 9/30/19							As of 6/30/20
Fund	Security	Share Balance	Value	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Increase (Decrease) in Unrealized Appreciation or Depreciation	Dividend Income@	Share Balance	Value
Artisan International Small-Mid Fund
	Hennge KK*(1)†	—	$—	$19,352	$(8,465)	$3,148	$13,940	$—	623	$27,975

	Total#	—	$—	$19,352	$(8,465)	$3,148	$13,940	$—	—	$—

@	Net of foreign taxes withheld, if any.
†	Issuer was not an affiliate as of September 30, 2019 or June 30, 2020.
*	Non-income producing security.
#	Total value as of June 30, 2020 is presented only for those issuers that were affiliates as of June 30, 2020.
(1)	Valued at fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. See notes (A) and (B).

Artisan Partners Funds	57